Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	SINOVAC BIOTECH LTD
Entity Central Index Key	0001084201
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	55,091,561
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 91,240,956	$ 104,286,695
Accounts receivable - net (notes 3 and 8)	23,440,135	17,834,407
Inventories (note 4)	10,529,476	8,113,428
Prepaid expenses and deposits (note 11(b))	1,072,078	1,804,555
Total current assets	126,282,645	132,039,085
Property, plant and equipment (notes 6 and 8)	80,083,383	75,627,881
Long-term inventories (note 5)	28,692	5,248,237
Long-term prepaid expenses (note 11 (b))	289,766	408,656
Prepayments for acquisition of equipment	483,278	828,902
Deferred tax assets (note 9)	445,589	419,114
Licenses (note 7)	1,149,914	1,336,254
Total assets	208,763,267	215,908,129
Current liabilities
Loans payable (note 8)	3,328,590	4,713,498
Accounts payable and accrued liabilities(notes 6,12 and 16)	24,777,808	29,522,495
Income tax payable (note 9)	238,775	3,351,127
Deferred revenue (note 18)	1,378,425	429,416
Dividends payable		795,106
Deferred government grants (note 17)	431,097	719,081
Total current liabilities	30,154,695	39,530,723
Deferred government grants (note 17)	4,068,602	3,388,913
Loans payable (note 8)	31,181,235	17,321,327
Due to related party (note 11(a))	3,230,125
Deferred revenue (note 18)	10,693,247	10,369,695
Total long term liabilities	49,173,209	31,079,935
Total liabilities	79,327,904	70,610,658
Commitments and contingencies (notes 13 and 21)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Common stock (note 14) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 55,091,561 (2011 - 54,773,961)	55,092	54,774
Additional paid-in capital	106,245,934	105,383,346
Accumulated other comprehensive income	11,770,927	9,978,325
Statutory surplus reserves (note 16)	11,808,271	11,808,271
Retained earnings (accumulated deficit)	(12,156,414)	2,696,227
Total stockholders' equity	117,723,810	129,920,943
Non-controlling interests (note 10)	11,711,553	15,376,528
Total equity	129,435,363	145,297,471
Total liabilities and equity	$ 208,763,267	$ 215,908,129

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Preferred stock, Authorized shares	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, Issued shares
Preferred stock, outstanding shares
Common stock, Authorized shares	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, Issued shares	55,091,561	54,773,961
Common stock, outstanding shares	55,091,561	54,773,961

Consolidated Statements of Loss and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Loss and Comprehensive Income (Loss)
Sales (note 20)	$ 49,216,311	$ 56,841,892	$ 33,401,426
Cost of sales - (exclusive of depreciation of land-use rights and amortization of licenses of $250,623 (2011 - $290,526; 2010 - $546,623) (notes 6 and 7)	(19,099,927)	(21,127,410)	(16,718,727)
Gross profit	30,116,384	35,714,482	16,682,699
Selling, general and administrative expenses (note 11)	31,685,185	22,372,095	18,885,270
Provision (recovery) of doubtful accounts	(874,220)	(166,865)	1,921,493
Research and development expenses - net of $ 125,222 (2011- $686,258;2010 - $43,278) in government research grants	17,043,565	9,006,550	8,507,796
Depreciation of property, plant and equipment and amortization of licenses	1,594,976	1,436,944	1,411,053
Loss of disposal and impairment of property, plant and equipment (note 6)	2,190,504	454,973	1,237,685
Government grants recognised in income	(372,853)	(763,677)	(1,924,134)
Total operating expenses	51,267,157	32,340,020	30,039,163
Operating income (loss)	(21,150,773)	3,374,462	(13,356,464)
Interest and financing expenses - net of $1,458,280 (2011 - $595,883; 2010 - $147,520) in government grants	(774,376)	(384,560)	(1,178,072)
Interest income	2,369,771	1,397,141	1,132,907
Other income (expenses)	(77,197)	279,866	95,744
Income (loss) before income taxes and non-controlling interests	(19,632,575)	4,666,909	(13,305,885)
Income tax recovery (expenses) (note 9)	883,897	(5,066,603)	703,882
Consolidated net loss	(18,748,678)	(399,694)	(12,602,003)
Less: (income) loss attributable to non-controlling interests	3,896,037	(445,002)	4,094,659
Net loss attributable to stockholders	(14,852,641)	(844,696)	(8,507,344)
Net loss	(18,748,678)	(399,694)	(12,602,003)
Other comprehensive income
Foreign currency translation adjustment	2,023,664	3,639,992	3,547,617
Total comprehensive income (loss)	(16,725,014)	3,240,298	(9,054,386)
Less: comprehensive (income) loss attributable to non-controlling interests	3,664,975	(973,562)	3,205,680
Comprehensive income (loss) attributable to stockholders	$ (13,060,039)	$ 2,266,736	$ (5,848,706)
Loss per share (note 19) - basic and diluted (in dollars per share)	$ (0.27)	$ (0.02)	$ (0.16)
Weighted average number of shares of common stock outstanding
Basic and Diluted (in shares)	54,926,440	54,608,919	53,064,968

Consolidated Statements of Loss and Comprehensive Income (Loss) (Parenthetical)(USD ($))	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Loss and Comprehensive Income (Loss)
Depreciation of land-use rights and amortization of licenses, excluded from cost of sales	$ 250,623	$ 290,526	$ 546,623
Research and development expenses, government research grants	125,222	686,258	43,278
Interest and financing expenses, government grants	$ 1,458,280	$ 595,883	$ 147,520

Consolidated Statements of Changes in Equity (USD $)	Total	Total stockholders' equity	Common stock	Additional paid-in capital	Accumulated other comprehensive income (foreign currency translation adjustment)	Statutory surplus reserves	Retained earnings (accumulated deficits)	Non-controlling interests
Balance at Dec. 31, 2009	$ 84,466,442	$ 70,658,195	$ 42,585	$ 42,533,876	$ 4,225,196	$ 9,863,251	$ 13,993,287	$ 13,808,247
Balance (in shares) at Dec. 31, 2009			42,585,261
Increase (Decrease) in Equity
Stock-based compensation	459,901	459,901		459,901
Exercise of stock options (note 15)	409,955	409,955	221	409,734
Exercise of stock options (in shares) (note 15)	220,700		220,700
Issuance of new common stock (note 15)	66,125,000	66,125,000	11,500	66,113,500
Issuance of new common stock (in shares) (note 15)	11,500,000		11,500,000
Share issuance cost	(4,279,694)	(4,279,694)		(4,279,694)
Non-controlling interest of Sinovac Dalian	20,477,416							20,477,416
Purchase additional 25% interest in Sinovac Dalian	(7,562,237)							(7,562,237)
Equity adjustment on acquisition of an additional 1.53% and 25% in Sinovac Beijing and Sinovac Dalian for the years ended 2011 and 2010, respectively		(1,112,527)		(1,112,527)				1,112,527
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests	888,979	27,392		27,392				861,587
- Other comprehensive income attributable to stockholders	2,658,638	2,658,638			2,658,638
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	(4,094,659)							(4,094,659)
- Net income (loss) attributable to stockholders	(8,507,344)	(8,507,344)					(8,507,344)
Transfer to statutory surplus reserves						1,609,859	(1,609,859)
Dividend distributed to non-controlling interest of Sinovac Beijing	(3,285,902)							(3,285,902)
Balance at Dec. 31, 2010	147,756,495	126,439,516	54,306	104,152,182	6,883,834	11,473,110	3,876,084	21,316,979
Balance (in shares) at Dec. 31, 2010			54,305,961
Increase (Decrease) in Equity
Stock-based compensation	206,301	206,301		206,301
Exercise of stock options (note 15)	748,800	748,800	468	748,332
Exercise of stock options (in shares) (note 15)	468,000		468,000
Subscriptions received (note 14)	3,360	3,360		3,360
Equity adjustment on acquisition of an additional 1.53% and 25% in Sinovac Beijing and Sinovac Dalian for the years ended 2011 and 2010, respectively		256,230		273,171	(16,941)			(256,230)
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests	528,560							528,560
- Other comprehensive income attributable to stockholders	3,111,432	3,111,432			3,111,432
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	445,002							445,002
- Net income (loss) attributable to stockholders	(844,696)	(844,696)					(844,696)
Transfer to statutory surplus reserves						335,161	(335,161)
Dividend distributed to non-controlling interest of Sinovac Beijing	(6,657,783)							(6,657,783)
Balance at Dec. 31, 2011	145,297,471	129,920,943	54,774	105,383,346	9,978,325	11,808,271	2,696,227	15,376,528
Balance (in shares) at Dec. 31, 2011	54,773,961		54,773,961
Increase (Decrease) in Equity
Stock-based compensation	347,226	347,226		347,226
Exercise of stock options (note 15)	508,160	508,160	318	507,842
Exercise of stock options (in shares) (note 15)	317,600		317,600
Subscriptions received (note 14)	7,520	7,520		7,520
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests	231,062							231,062
- Other comprehensive income attributable to stockholders	1,792,602	1,792,602			1,792,602
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	(3,896,037)							(3,896,037)
- Net income (loss) attributable to stockholders	(14,852,641)	(14,852,641)					(14,852,641)
Balance at Dec. 31, 2012	$ 129,435,363	$ 117,723,810	$ 55,092	$ 106,245,934	$ 11,770,927	$ 11,808,271	$ (12,156,414)	$ 11,711,553
Balance (in shares) at Dec. 31, 2012	55,091,561		55,091,561

Consolidated Statements of Changes in Equity (Parenthetical)	Dec. 31, 2010
Consolidated Statements of Changes in Equity
Additional interest acquired in Sinovac Dalian	25.00%

Consolidated Statement of Cash Flows(USD ($))	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from (used in) operating activities
Net loss	$ (18,748,678)	$ (399,694)	$ (12,602,003)
Adjustments to reconcile net loss to net cash provided by operating activities:
- deferred income taxes	(17,204)	2,845,195	(1,708,489)
- stock-based compensation	347,226	206,301	459,901
- inventory provision	3,479,453	4,034,169	6,805,541
- provision for (recovery of) doubtful accounts	(874,220)	(166,865)	1,921,493
- Impairment of equipment and loss on disposal	2,190,504	454,973	1,237,685
- research and development expenditures qualified for government grant	(125,222)	(686,258)	(43,278)
- depreciation of property, plant and equipment and amortization of licenses and permits	4,487,411	4,825,613	4,232,103
- deferred government grant recognized in income	(358,230)	(432,543)	(416,019)
- accretion expenses	234,957	377,410	117,064
Changes in:
- accounts receivable	(4,285,669)	5,474,602	1,003,642
- inventories	(425,853)	(1,915,078)	(8,597,440)
- income tax payable	(3,129,693)	1,339,812	(5,524,628)
- prepaid expenses and deposits	913,084	(530,715)	(903,696)
- deferred revenue	1,026,283	(2,695,943)	426,040
- accounts payable and accrued liabilities	(967,672)	1,204,647	(686,461)
Net cash provided by (used in) operating activities	(16,253,523)	13,935,626	(14,278,545)
Cash flows from financing activities
- Loan proceeds	16,787,057	11,391,836	19,989,083
- Loan repayments	(4,755,262)	(10,658,840)	(17,850,030)
- Proceeds from issuance of common stock, net of share issuance costs	508,160	748,800	62,255,261
- Proceeds from shares subscribed	7,520	3,360
- Dividends paid to non-controlling shareholder of Sinovac Beijing	(802,151)	(5,862,676)	(3,285,902)
- Government grants received	2,394,766	1,592,925	372,012
- Repayment from (loan to) non-controlling shareholder of Sinovac Beijing		3,397,522	(3,286,695)
- Loan from non-controlling shareholder of Sinovac Dalian	3,189,830
Net cash provided by financing activities	17,329,920	612,927	58,193,729
Cash flows used in investing activities
- Restricted cash			64,400
- Proceeds from disposal of equipment	5,375	122,089	231,606
- Proceeds from redemption of short-term investments		1,544,759	7,314,187
- Purchase of short-term investments			(1,475,209)
- Prepayments for acquisition of equipment		(467,183)	(562,043)
- Acquisition of property, plant and equipment	(16,156,610)	(14,989,876)	(24,817,168)
Net cash used in investing activities	(16,151,235)	(13,790,211)	(19,244,227)
Exchange gain on cash and cash equivalents	2,029,099	1,942,863	1,961,321
Increase (decrease) in cash and cash equivalents	(13,045,739)	2,701,205	26,632,278
Cash and cash equivalents, beginning of year	104,286,695	101,585,490	74,953,212
Cash and cash equivalents, end of year	91,240,956	104,286,695	101,585,490
Supplemental disclosure of cash flow information:
Cash paid for interest	749,500	455,851	1,017,502
Cash paid for income taxes	2,264,593	881,596	5,986,249
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment included in accounts payable and accrued liabilities	$ 3,788,004	$ 9,124,751	$ 3,958,740

Basis of Presentation	12 Months Ended
Dec. 31, 2012
Basis of Presentation
Basis of Presentation

1.                                      Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”). They include the accounts of Sinovac Biotech Ltd., which is incorporated under the laws of Antigua and Barbuda, and its wholly owned or controlled subsidiaries (collectively, the “Company”). All significant intercompany transactions have been eliminated. Details of the Company’s subsidiaries are as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2012	Percentage of ownership as of December 31, 2011	Principal activity
Sinovac Biotech (Hong Kong) Ltd (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	Investment holding company
Sinovac Biotech Co., Ltd. (“Sinovac Beijing”) (note 10)	April 2001	PRC	73.09%	73.09%	Research and development, production and sales of vaccine products
Tangshan Yian Biological Engineering Co., Ltd (“Tangshan Yian”)	February 1993	PRC	100%	100%	Research and development, production and sales of vaccine products
Sinovac Biological Technology Co., Ltd. (“Sinovac R&D”)	May 2009	PRC	100%	100%	Research and development of vaccine products
Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) (note 10)	January 2010	PRC	55%	55%	Research and development, production and sales of vaccine products

Ownership in the subsidiaries located in the People’s Republic of China (“PRC” or “China”), as well as licenses, involve certain inherent risks due to the complexity of the governmental rules in China.  Such ownership could be challenged by PRC government authorities.  Each of these matters is subject to uncertainty, and it is possible that some of these matters may result in unfavorable outcome for the Company.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Significant Accounting Policies

2.                                      Significant Accounting Policies

(a)                                 Use of Estimates

In preparing the Company’s consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Significant estimates made by management include: provision for product returns, allowance for doubtful accounts, inventory provisions, useful lives of amortizable intangible assets, impairment of long-lived assets, and realizability of deferred tax assets. On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company’s business and new information as it becomes available. If historical experience and other factors used by management to make these estimates do not reasonably reflect future activity, the Company’s consolidated financial statements could be materially impacted.

(b)                                 Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments that are readily convertible to cash with maturities of three months or less when purchased. Cash equivalents as of December 31, 2012 and 2011 are short-term deposits and investments with banks with original maturities of three months or less.

(c)                                  Accounts Receivable

The Company extends unsecured credit to its customers in the ordinary course of business and actively pursues past due accounts. The Company estimates an allowance for doubtful accounts based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay.

(d)                                 Inventories

Inventories are stated at the lower of cost or replacement cost with respect to raw materials and the lower of cost and net realizable value with respect to finished goods and work in progress. The cost of work in progress and finished goods is generally determined on weighted-average cost basis and includes direct material, direct labor and overhead. Net realizable value represents the anticipated selling price, net of distribution cost, less cost for finished goods or estimated costs to completion for working in progress.

(e)                                 Property, Plant and Equipment

Property, plant and equipment are recorded at cost.  Significant additions and improvements are capitalized, while repairs and maintenance are charged to expenses as incurred. Equipment purchased for specific research and development projects with no alternative uses are expensed. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in net loss.

Depreciation of property, plant and equipment is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and building	10 -24 years
Land-use rights	Term of leases, ranging from 28 to 49 years
Machinery and equipment	8 to 10 years
Motor vehicles	4 to 5 years
Office equipment and furniture	3 to 5 years
Leasehold improvement	Lesser of useful lives and term of lease

(f)                                   Licenses

The Company capitalizes the patent payment and the purchase cost of vaccines if the vaccine has received a new drug certificate from the State Food and Drug Administration (“SFDA”) of China. If the vaccine has not received a new drug certificate, the purchase cost is expensed as in-process research and development.

Licenses, in relation to the production and sales of pharmaceutical products, are amortized on a straight-line basis over their respective useful lives. The useful lives of inactivated hepatitis A and recombinant hepatitis A&B licenses are estimated to be 10 years. Before August, 2012, the useful life for H5N1 licenses was estimated 20 years. Effective August 15, 2012, the remaining useful life was revised to 3 years expiring on December 29, 2015 as a result of amendment to the agreement with the licensor (note 21). Useful lives of licenses and permits are subject to the uncertainties described in note 1.

(g)                                  Impairment of Long-Lived Assets

Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable from the future undiscounted net cash flows expected to be generated by the asset.  If the asset is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset and its estimated fair value, based on discounted net future cash flows or other appropriate methods. The impairment adjustment to the carrying value of the long-lived assets for the year ended December 31, 2012 was $2,175,532 (2011 - Nil, 2010 - Nil).

(h)                                 Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method.  Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized. Deferred tax assets and liabilities are measured using enacted tax rates and laws.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority, based on the technical merits of the position. The tax benefits recognized from such a position are measured based on the amount that is greater than 50% likely of being realized upon settlement. Liabilities associated with uncertain tax positions are classified as long-term unless expected to be paid within one year. Interest and penalties related to uncertain tax positions, if any, are recorded in the provision for income taxes and classified with the related liability on the consolidated balance sheet.

The Company has reviewed the tax positions taken, or to be taken, in its tax return for all tax years currently open to examination by a taxing authority in accordance with the recognition and measurement standards of ASC 740. The Company is not under examination by any authority for income tax purposes and has not applied any income tax filing extension.

The Company is not subject to taxation in the U.S. The Company’s taxing jurisdiction is Antigua and Barbuda. Sinovac Hong Kong’s taxing jurisdiction is Hong Kong. The Company’s four subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian’s taxing jurisdiction is China.

(i)                                     Value-added Taxes

Value-added taxes collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. Value-added taxes collected from customers are excluded from revenue.

(j)                                    Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred and there is a reasonable assurance of collection of the sales proceeds. The Company generally obtains purchase authorizations from its customers for a specified amount of products at a specified price and considers delivery to have occurred when the customer takes title of the products.  The Company provides certain customers with a right of return. The product return provision for seasonal influenza vaccine is estimated based on actual sales returns and expected sales returns to the end of the flu season because the returned products are generally accepted before the end of the flu season. As of December 31, 2012, reserves for seasonal influenza vaccine returns are approximately $1.3 million (December 31, 2011-$1 million). The product return provisions for inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine are estimated based on historical return and exchange levels, external data with respect to inventory levels as well as the remaining shelf lives of the products in the distribution channel. As of December 31, 2012, reserves for inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine returns are $1.7 million (December 31, 2011-$1.7 million). Percentage of sales return provision for the year of private pay market sales on inactivated hepatitis A and combined inactivated hepatitis A&B represents 5.4% and 8.3% in 2012 and 2011, respectively. For H1N1 and H5N1 vaccines, customers do not have a right of return.

Deferred revenue is generally relating to government stockpiling programs and advances received from customers. For government stockpiling programs, the Company generally obtains purchase authorizations from the government for a specified amount of products at a specified price. Revenue is recognized when the government takes delivery of the products. If the products expire prior to delivery, these expired products are recognized as revenue once cash is received and the products have expired and passed government inspection.

(k)                                 Shipping and Handling

Shipping and handling fees billed to customers are included in sales. Costs related to shipping and handlings are part of selling expenses in the consolidated statements of loss and comprehensive income (loss). In 2012, $1,118,443 (2011 - $1,197,272; 2010 - $1,051,791) related to shipping and handling costs were included in selling expenses.

(l)                                     Advertising Expenses

Advertising costs are expensed as incurred and included in selling expenses. Advertising costs were $29,324 for the year ended December 31, 2012 (2011 - $11,973; 2010 - $39,615).

(m)                             Research and Development

Research and development costs are expensed as incurred and are listed as a separate line item on the Company’s consolidated statements of loss and comprehensive income(loss).

(n)                                 Government Grants

Government grants received from the PRC government by the operating subsidiaries of the Company are recognized when there is reasonable assurance that the amount is receivable and all the conditions specified in the grant have been met. Government grants for research and development are recognized as a reduction to research and development expenses when the expenses are incurred in the same period when the conditions attached to the grants are met, or recognized as other income in the period when the conditions are met after the expenses are incurred. Government grants for property, plant and equipment are deferred and recognized as a reduction to the depreciation and amortization expenses in the same manner as the production facilities are amortized. Interest subsidies are recorded as a reduction to interest expenses in the consolidated statements of loss and comprehensive income (loss), or recorded as reduction to interest capitalized if the subsidies granted are related to a specific borrowing associated with building a qualifying asset. Other incentives received from local government to encourage expansion of local businesses are recognized as other income.

(o)                                 Foreign Currency Transaction

The Company and its active subsidiaries maintain their accounting records in their functional currencies, U.S. dollars and Renminbi Yuan (“RMB”), respectively. The Company translates foreign currency transactions into its functional currency in the following manner:

At the transaction date, each asset, liability, revenue and expense is translated into the functional currency by the use of the exchange rate in effect at that date.  At the period end, foreign currency monetary assets, and liabilities are re-evaluated into the functional currency by using the exchange rate in effect at the balance sheet date.  The resulting foreign exchange gains and losses are included in operations.

The assets and liabilities of the foreign subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac Biological, and Sinovac Dalian are translated into U.S. dollars at exchange rates in effect at the balance sheet date.  Revenue and expenses are translated at average exchange rate.  Gain and losses from such translations are included in stockholders’ equity as a component of other comprehensive income.

(p)                                 Stock-based Compensation

Compensation expense for costs related to all share-based payments, including grants of stock options, is recognized through a fair-value based method. The Company uses the Black-Scholes option-pricing model to determine the fair value for the awards.  The value of the portion of the award that is ultimately expected to vest is recognized on a straight-line basis as expense over the requisite service period in the consolidated statements of loss.

(q)             Comprehensive Income (loss)

The Company’s comprehensive income (loss) consists of net income (loss) and foreign currency translation adjustments.

(r)                Loss Per Share

Loss per share is calculated in accordance with FASB guidance codified in ASC 260, Earnings per Share. Basic loss per share is computed by dividing the net loss available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents of options. The basic and diluted loss per share is the same because the exercise of options would have an anti-dilutive effect.

(s)               Operating leases

Leases are classified as finance and operating depending on the terms and conditions of the lease agreement. Payments under operating lease are expensed in the period in which they are incurred.

(t)                Financial Instruments and Concentration of Credit Risks

Fair Value of Financial Instruments

Assets and liabilities subject to fair value measurements are required to be disclosed within a specified fair value hierarchy. The fair value hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

· Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

· Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.

· Level 3 — Unobservable inputs for the asset or liability.

As of December 31, 2012 and 2011, the Company did not have any Level 3 financial assets. As of December 31, 2012 and 2011, the Company did not have financial liabilities measured at fair value on a recurring basis.

The fair values of financial instruments are estimated at a specific point in time, based on relevant information about financial markets and specific financial instruments.  As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying values of cash and cash equivalents, accounts receivable, short-term loans payable, and accounts payable and accrued liabilities approximate their fair value because of their short term nature.  The fair values of long-term loans payable and due to related party are based on the estimated discounted value of future contractual cash flows which approximates their fair value.

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between US dollars and the Chinese RMB. In 2012, foreign exchange loss of $207,482 (2011 – loss of $294,653; 2010 – loss of $209,958) is included in selling, general and administrative expenses. As at December 31, 2012, cash and cash equivalents of $ 70,173,071 (RMB 437,185,251) (December 31, 2011 – $80,191,109 (RMB 510,392,021); December 31, 2010 – $46,420,594 (RMB 306,923,681)) are denominated in RMB and are held in PRC and Hong Kong.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents in good quality credit quality financial institutions in Hong Kong and China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. The Company’s customers are various government agencies in China. No single customer accounted for more than 10% of total sales for the years ended December 31, 2012, 2011 and 2010 except for government stockpile purchases. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

The Company is subject to interest rate risk.  Other than a long-term loan with carrying value of $778,226 and loan from non-controlling shareholder of $3,230,125 with fixed interest rates as at December 31, 2012, other interest-bearing loans are stated at variable rate based on the People’s Bank of China. (note 8).

(u)                   Recently Adopted Accounting Standards

Effective January 1, 2012, the Company adopted ASU 2011-04, which amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge US GAAP and IFRS requirements for measuring amounts at fair value as well as disclosures about these measurements. The amendments are effective for fiscal year beginning on or after December 15, 2011.  As at December 31, 2012 and 2011, the Company did not have financing assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial Statement on a recurring basis. As at December 31, 2012, the Company’s property, plant and equipment at Tangshan Yian are measured at fair value on a nonrecurring basis. The Company determined the fair value of Tangshan Yian’s land use right, plant and building using the market approach by obtaining quoted prices for similar assets in the principal resale market. The Company determined the fair value of Tangshan Yian’s machinery and equipment using the cost approach by estimating the amount that currently would be required to construct or purchase substitute machinery and equipment of comparable utility. The estimate considers the condition of the assets which include the physical deterioration and economic obsolescence. It was determined the fair value of Tangshan Yian’s property, plant and equipment was $2.9 million compared to the carrying value of $4.4 million (2011- $4.9 Million)

		Fair Value Measurement Using
		Quoted Prices in	Significant	Significant
	Year	Active Markets for	Other Observable	unobservable
	Ended	Identical Assets	Inputs	Inputs	Total
Description	31/12/2012	(Level 1)	(Level 2)	(Level 3)	Losses
Land use right		$1,226,376			—
Plant and Building		1,356,894			827,459
Machinery and equipment			340,048		693,019

Effective January 1, 2012, the Company adopted ASU 2011-05, which amends the presentation guidance in ASC 220, Comprehensive Income, and results in more converged guidance on how comprehensive income is presented under US GAAP and IFRS, although some differences remain. The new US GAAP guidance requires entities to present net income and other comprehensive income in either a single continuous statement or separate consecutive statements. Companies are no longer allowed to present other comprehensive income (“OCI”) in the statement of stockholders’ equity. Earnings or loss per share is still based on net income or loss.  Although existing guidance related to items that must be presented in OCI has not changed, companies are required to display reclassification adjustments for each component of OCI in both net income and OCI. Also companies need to present the components of other comprehensive income in interim and annual financial statements. The amendments are effective for fiscal year beginning on or after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, which defers ASU 2011-05 requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and OCI on the face of the financial statements. Companies are still required to present reclassifications out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The ASU also defers the requirement to report reclassification adjustments in interim periods. The adoption of this guidance does not have a material effect on the Company’s consolidated financial statements.

(v)                       Recently Issued Accounting Guidance, Not Adopted as of December 31, 2012

In December 2011, the FASB issued ASU 2011-11, which amends the disclosure guidance in ASC 210, Balance Sheet. New disclosures are required to enable users of financial statements to understand significant quantitative differences in balance sheets prepared under US GAAP and IFRS related to the offsetting of financial instruments. The existing US GAAP guidance allowing balance sheet offsetting, including industry-specific guidance, remains unchanged. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The amendments should be applied retrospectively for all prior periods presented. The Company does not believe the adoption of this standard to have a material effect on the Company’s consolidated financial statements for prior years.

(w)                    Comparative Figures

$1,111,485 of short term deferred government grant as at December 31, 2011 has been reclassified to long term deferred government grant in order to conform to the presentation adopted in the current year.

Accounts Receivable - net	12 Months Ended
Dec. 31, 2012
Accounts Receivable - net
Accounts Receivable - net

3.                                                        Accounts Receivable - net

	December 31,	December 31,
	2012	2011
Trade receivables (note 8)	$25,605,726	$20,779,992
Allowance for doubtful accounts	(2,935,659)	(3,927,914)
	22,670,067	16,852,078
Other receivables	770,068	982,329
Total accounts receivable	$23,440,135	$17,834,407

Accounts receivable with a carrying value of $5.6 million (RMB 35 million) were pledged as collateral for a bank loan (note 8).

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company estimates the allowance based on known troubled accounts, historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay. The Company records its allowance for doubtful accounts based upon its assessment of various factors. As of December 31, 2012, the Company provided 100% allowance for accounts receivable aged more than two years, approximately 48.5% (2011: 55%) allowance for accounts receivable aged between one year and two years, and approximately 4% (2011: 6%) allowance for accounts receivable aged less than one year.

The Company’s maximum exposure to credit risk at the balance sheet date relating to trade receivables is summarized as follows:

	December 31,	December 31,
	2012	2011
Aging within one year, net of allowance for doubtful accounts	$22,065,143	$16,025,464

Aging greater than one year, net of allowance for doubtful accounts	604,924	826,614
Total trade receivables	$22,670,067	$16,852,078

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

4.                                                        Inventories

	December 31,	December 31,
	2012	2011
Raw materials	$1,299,019	$3,230,727
Work in progress	971,404	446,468
Finished goods	8,259,053	4,436,233
Inventories	$10,529,476	$8,113,428

For the year ended December 31, 2012, the Company charged idle capacity of $3,140,091 (2011- $1,205,179, 2010 - $297,623) to cost of sales.

In 2012, 2011, 2010, the cost of sales includes inventory provision of $3,479,453, $4,034,169 and $6,805,541, respectively.

Long-term Inventories	12 Months Ended
Dec. 31, 2012
Long-term Inventories
Long-term Inventories

5.                                                        Long-term Inventories

	December 31	December 31,
	2012	2011

Finished goods	$28,692	$5,248,237

Long-term inventories represent H5N1 vaccines with remaining shelf lives over one year. These vaccines are for government stockpiling purposes. The amount of H1N1 vaccines with expired shelf lives was $1,098,997 as at December 31, 2012. Since government inspection has not been completed, a full provision of $1,098,997 (2011 - $nil) was recognized as cost of sales in the current year.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Property, Plant and Equipment

6.                                                        Property, Plant and Equipment

	As of December 31
	2012	2011
Cost
Construction in progress	1,645,894	22,341,627
Plant and buildings	35,057,219	23,902,926
Land use rights	11,891,188	11,639,714
Machinery and equipments	40,482,556	26,178,326
Motor vehicles	1,830,936	1,842,370
Equipment and furniture	2,480,167	2,083,117
Leasehold improvements	9,916,857	3,658,617
Total Cost	$103,304,817	$91,646,697

less: Accumulated depreciation
Construction in progress	—	—
Plant and buildings	4,603,308	3,373,144
Land use rights	979,406	679,504
Machinery and equipments	11,921,501	8,739,877
Motor vehicles	1,422,533	1,105,785
Equipment and furniture	1,252,944	901,314
Leasehold improvements	866,210	1,219,192
Total Accumulated depreciation	$21,045,902	$16,018,816

less: Impairment
Plant and buildings	827,459	—
Machinery and equipments	1,124,223	—
Leasehold improvements	223,850	—
Total impairment	$2,175,532	—

Property, Plant and Equipment net	$80,083,383	$75,627,881

The land use right and building of the Changping facilities of Sinovac Beijing with a net book value of $7.54 million (RMB 46.97 million) was pledged as collateral (note 8) for a bank loan from China Construction Bank.

The land use right and building of Sinovac Beijing with a net book value of $3.45 million (RMB 21.5 million) was pledged as collateral (note 8) for a bank loan from Bank of Beijing.

The land use right and building of Sinovac Dalian with a net book value of $14 million (RMB 87.38 million) was pledged as collateral (note 22) for a bank loan from Bank of China. The loan was partially drawn down in March 2013.

Depreciation expense in 2012, 2011, and 2010 was $4,259,547, $4,557,268 and $3,685,480, respectively.

As at December 31, 2012, accounts payable and accrued liabilities included $3,788,004 (December 31, 2011 - $9,124,751) for purchasing plant, property and equipment.

Loss on disposal of equipment in 2012, 2011 and 2010 were $14,972, $454,973 and $1,237,685, respectively.

In 2012, Sinovac Beijing decided to move the packaging line from Shangdi site to Changping site for business reasons. The equipment not being relocated to Changping site as well as the leasehold improvement for the packaging line production area at Shangdi site are impaired. The Company recorded an impairment charge of $651,125 (RMB 4,107,815) for the year ended December 31, 2012.

Tangshan Yian incurred $3.2 million (RMB 20.3 million) net loss (before impairment charge) in 2012 and production at Tangshan Yian has been suspended. The Company performed a recoverability test of Tangshan Yian’s property, plant and equipment by comparing the forecasted undiscounted cash flow to be generated from continuous use of the property, plant and equipment to their carrying value. As the discounted cash flow over the remaining useful life of the assets is negative, the Company measured the impairment amount by estimating the fair value of the property, plant and equipment.  The Company determined the fair value of Tangshan Yian’s land use right and plant and building using the market approach by obtaining quoted prices for similar assets in the principal resale market. The Company determined the fair value of Tangshan Yian’s machinery and equipment using the cost approach by estimating the amount that currently would be required to construct or purchase substitute machinery and equipment of comparable utility. The estimate considers the condition of the assets which include the physical deterioration and economic obsolescence. It was determined the fair value of Tangshan Yian’s property, plant and equipment was $2.9 million compared to the carrying value of $4.4 million (2011- $4.9 million) as at December 31, 2012. The impairment of $1.5 million (2011- $nil) is allocated on a pro-rata basis to the land use right, plant and building, and machinery and equipment based on their relative carrying value. As the fair value of the land use right exceeds its carrying value, the impairment amount of $1,520,478 (2011- $nil) is allocated to plant and building and machinery and equipment.

Licenses	12 Months Ended
Dec. 31, 2012
Licenses
Licenses

7.                                      Licenses

	December 31, 2012
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	3,391,061	3,391,061	—
Combined inactivated hepatitis A&B	487,626	389,281	98,345
H5N1 licenses (note 21)	1,475,886	424,317	1,051,569
Total	$5,354,573	$4,204,659	$1,149,914

	December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	3,319,347	3,319,347	—
Combined inactivated hepatitis A&B	477,313	332,916	144,397
H5N1 licenses (note 21)	1,444,675	252,818	1,191,857
Total	$5,241,335	$3,905,081	$1,336,254

(a)                                 On August 15, 2011, the Company entered into a Non-Exclusive license agreement with Medimmune, LLC (“Medimmune”) to use patented reverse genetics technology pertaining to virus strain production for vaccines, including the H5N1 influenza virus strain. The Company amortized the patent fee on a straight-line method basis over the estimated useful life of 20 years. On August 15, 2012, the Company entered into amendment agreements with Medimmune which amended the term of the license agreement such that the estimated useful life of the patent was revised to end on December 29, 2015 (note 21), which is the termination date of the agreement.

(b)                                 Effective August 15, 2012, the Company accelerated the amortization of the carrying value of the license over the remaining useful life to December 29, 2015. This change in accounting estimate increased net loss and loss per share by $ 91,092 (RMB 574,683) and $nil, respectively, for the year ended December 31, 2012.

(c)                                 Amortization expense for the licenses was $227,864, $268,345 and $546,623 for 2012, 2011 and 2010, respectively.

(d)                                Estimated amortization expense for the remaining useful lives for the years ending December 31 are:

2013	$399,695
2014	399,695
2015	350,524
Total	$1,149,914

The above amortization expense forecast is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of licenses and permits, and other events.

(c)                                  See note 1 regarding risks and uncertainties associated with licenses and permits.

Loans Payable	12 Months Ended
Dec. 31, 2012
Loans Payable
Loans Payable

8.                                      Loans Payable

	December 31,	December 31,
	2012	2011

Bank loan (China Merchants Bank): RMB 10 million, bearing interest at 20% above the prime rate of a one-year term loan published by the People’s Bank of China. Interest was payable quarterly. The loan agreement was under a general credit facility agreement with the same bank with a limit of RMB 30 million for the period from December 22, 2011 to December 21, 2012. The Company repaid the loan on December 21, 2012.	$—	$1,571,166

Bank loan (Industrial and Commercial Bank of China Limited): RMB 20 million (December 31, 2011- RMB 20 million), bearing interest at 10% above Bank of China’s prime rate of a one year term loan plus 1.456% of financing fee per year, at 8.672% per year before it was repaid on December 10, 2012. RMB 20 million, was drawn down on December 13, 2012 under a new loan agreement with same interest rate (currently at 7.8%) calculation basis with financing fee of 1.2% per year. Interest is payable monthly and the loan is repayable on December 12, 2013. The loan is guaranteed by an unrelated third party, with a guarantee fee of $64,204 (RMB 400,000) (2011, $63,000) over the term of the loan. Trade receivables of Sinovac Beijing with a carrying value of not lower than $5.6 million (RMB 35 million) is pledged as collateral.

	3,210,221	3,142,332

Bank loan (China Construction Bank): The total amount of the loan facility is $8.03 million (RMB 50 million) for a 3-year period from December 13, 2012 to December 12, 2015. The amount drawn is RMB 7.4 million as at December 31, 2012. The interest is set at the bank’s prime lending rate at 6.15% per year. The loan is to be used exclusively for the operation and production costs of Sinovac Beijing. Interest is payable monthly. The loan is unsecured and 10%of the principal amount is repayable in 2013, 10% of the principal amount is repayable in 2014 with the remainder principal repayable in 2015. Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 85%, current ratio must not be lower than 1, contingent liability must not be higher than $14.6 million (RMB — 91 million) and gearing ratio (contingent liability as a percentage of total stockholder’s equity) must not be higher than 10%.

	118,369	––

Loans payable — current-term	$3,328,590	$4,713,498

	December 31, 2012	December31, 2011

Bank loan (China Construction Bank): RMB 90 million (December 31, 2011- RMB 76.5 million), bearing interest at the bank’s prime lending rate and adjusted every 12 months, at 6.9% per year (2011 — 6.9%). The loan is exclusively for the purchase of the Changping facility. Interest is payable monthly. Land and building of the Changping facility of Sinovac Beijing with a net book value of $7.54 million (RMB 46.97 million) was pledged as collateral. The entire principal amount is payable on February 9, 2015.	$14,445,996	$12,019,420

Bank loan (China Construction Bank): The total amount of the loan facility is $8.03 million (RMB 50 million) for a 3-year period from December 13, 2012 to December 12, 2015. The amount drawn is RMB 7.4 million as at December 31, 2012. The interest is set at the bank’s prime lending rate at 6.15% per year. The loan is to be used exclusively for the operation and production costs of Sinovac Beijing. Interest is payable monthly. The loan is unsecured and 10%of the principal amount is repayable in 2013, 10% of the principal amount is repayable in 2014 with the remainder principal repayable in 2015. Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 85%, current ratio must not be lower than 1, contingent liability must not be higher than $14.6 million (RMB — 91 million) and gearing ratio (contingent liability as a percentage of total stockholder’s equity) must not be higher than 10%.

	1,065,326	––

Bank loan (Bank of Beijing): RMB 92,776,700 (December 31, 2011- RMB 33,745,050) bearing interest at the bank’s prime lending rate and adjusted every 12 months, currently at 6.4% per year (2011 — 6.9%). Interest is payable quarterly. The loan is for construction of the Changping facility and has a maximum credit facility amount of RMB 200 million. The loan is repayable in four equal installments on May 13, 2014, November 13, 2014, May 13, 2015 and November 13, 2015. The Company also obtained a credit line with a maximum quota for issuing letter of credits of RMB 80 million with the same bank. Land and building of Sinovac Beijing with a net book value of $3.45 million (RMB 21.5 million) was pledged as collateral.

	14,891,687	5,301,907

Loan (Beijing Zhongguancun Development Group): $963,067 (RMB 6 million) bearing interest currently at 0.36% per year to fund EV71 vaccine research project of Sinovac Beijing. The total loan is $1.9 million (RMB 12 million) of which RMB 6 million was received in 2012 and the second RMB 6 million was received on February 25, 2013. The loan is unsecured and repayable on February 24, 2016. The Beijing Zhongguancun Development Group is entitled to 10.62% ownership of the profits, if any, generated from the intellectual property developed during the loan period. The Company can repay the loan at any time during the loan period. The fair value differential (between the face value and the fair value using the effective interest rate method at the Company’s borrowing rate of 6.9%) is recorded as a government grant ($216,058 in 2012) (see notes 17 and 22).

	778,226	$—

Loans payable — long-term	$31,181,235	$17,321,327

$7.4 million long-term loan from Bank of Beijing will mature in 2014. $7.4 million long-term  loan from Bank of Beijing and  $15.5 million from China Construction Bank will mature in 2015.

The weighted average effective interest rate was 7% and 6.71% in 2012 and 2011, respectively. The Company incurred $1,955,400, $1,439,743 and $1,163,551, respectively, in interest costs in 2012, 2011and 2010, of which $1,346,392(net of $1,458,280 loan interest subsidies received) in 2012, $251,891 (net of $711,738 loan interest subsidies received) in 2011 and $nil in 2010 have been capitalized in property, plant and equipment.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

9.             Income Taxes

Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian are subject to income taxes in China on their taxable income as reported in their statutory accounts at a tax rate in accordance with the relevant income tax laws applicable to foreign investment enterprises. Income tax returns filed by the Company and its active subsidiaries that are subject to examination are Sinovac Beijing and Tangshan Yian for the years since 2004 and Sinovac R&D and Sinovac Dalian for the year since 2010.

On January 1, 2008, “The Law of the People’s Republic of China on Enterprise Income Tax” (the “Enterprise Income Tax Law”) became effective. This Enterprise Income Tax Law eliminated the previous preferential tax treatment that was available to the foreign invested enterprises (“FIEs”) but provided grandfathering of the preferential tax treatment currently enjoyed by the FIEs.  Under the Enterprise Income Tax Law, both domestic companies and FIEs are subject to a unified income tax rate of 25%. Sinovac Beijing reconfirmed its “High and New Technology Enterprise” (“HNTE”) status according to the new criteria and obtained the certificate on September 19, 2011. Sinovac Beijing qualifies for preferential income tax rate of 15% from 2011 to 2013.  The income tax rate will need to be reviewed every three years thereafter depending on whether or not Sinovac Beijing is in compliance with the “High and New Technology Enterprise” criteria. Tangshan Yian is subject to a 25% income tax rate. The unified income tax rate of 25% is also applicable to Sinovac R&D and Sinovac Dalian until they obtain HNTE certificates.

The Enterprise Income Tax Law provides that, if an enterprise incorporated outside the PRC has its ‘‘de facto management organization’’ located within the PRC, such enterprise may be recognized as a PRC tax resident enterprise and thus may be subject to enterprise income tax at the rate of 25% on its worldwide income. Under the Implementation Rules of the Enterprises Income Tax Law, ‘‘de facto management organization’’ means the organization which is essentially in charge of overall management and control with respect to the operation, personnel, books and accounts, and assets of the enterprise in question. As substantially all members of the management continue to be located in the PRC, the Company and its Hong Kong subsidiary may be deemed a PRC tax resident enterprise and therefore be subject to an enterprise income tax rate of 25% on its worldwide income. The dividends that the Company receives from its PRC subsidiaries would be exempt from PRC withholding tax but be subject to income tax at 25% if the Company is recognized as a PRC tax resident. However, the administration of laws and regulations in China is subject to a certain degree of discretion by the government authorities. In practice , the risk of Sinovac Hong Kong being deemed as a PRC tax resident is remote under the prevailing tax laws and regulations.

Pursuant to the arrangement between Hong Kong and PRC for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion With Respect To Taxes on Income, dividends paid by a mainland PRC tax resident company to a Hong Kong tax resident company may be taxed in the PRC if the beneficial owner of the dividends is a resident of Hong Kong, the tax so charged shall not exceed 10% of the gross amount of the dividend or 5% of the gross amount of the dividend when the beneficial owner is a company directly owns at least 25% of the capital of the company which pays the dividends.

According to Guoshuihan [2009] No. 601 (“Circular 601”), the beneficial owners means persons who possess ownership and right of control on their proceeds or rights or properties generated from such proceeds. The beneficial owners generally engage in substantive operation activities whereas agents and conduit companies for tax evasion purposes are not beneficial owners. Circular 601 sets out several key factors for determining the existence of substantive operation activities, such as size of assets, number of employees, size of business and effective control over the shares. The tax authority determines if an applicant satisfies the definition of a beneficial owner by applying the substance over form principle. However, due to the lack of specific guidance on the execution of the substance over form principle in practice, the qualification of a beneficial owner is subject to the in-charge tax authority’s judgement and discretion.

In addition, whether the favorable rate will be applicable to dividends received by a Hong Kong company from its PRC subsidiaries is subject to the approval of the PRC tax authority in-charge which has the discretion to assess whether a recipient of the PRC-sourced income is only an agent or a conduit, or lacks the requisite amount of business substance, in which case the application of the tax arrangement may be denied. In May 2012, Sinovac Hong Kong was granted by the in-charge tax bureau the status of 5% withholding tax on dividends declared by Sinovac Beijing for three years from 2010 to 2012.  However, the higher level tax bureau has the authority to re-assess the approval of the preferential divided withholding tax rate granted by the in-charge tax bureau. It is uncertain if the higher level tax bureau will re-assess the approval granted by the in-charge tax bureau, or if the higher level tax bureau will agree with the approval issued by the in-charge tax bureau when a re-assessment is conducted. If Sinovac Hong Kong had not been subject to the preferential tax rate of 5%, the recovery of withholding tax expenses would have been decreased by approximately $866,693 for the year ended December 31, 2012.  Basic and diluted loss per common share would have been increased by approximately ($0.02) for the year ended December 31, 2012. On January 18, 2012, the withholding tax on dividends declared to Sinovac Hong Kong with amount of $865,100 was paid. As of December 31, 2012, the deferred tax liability related to the withholding tax on undistributed earnings of Sinovac Beijing is $nil (December 31, 2011 - $nil).

The Company was incorporated in Antigua and Barbuda, and has historically been involved in a number of business combinations and significant financing. As a result, the Company could be involved in various investigations, claims and tax reviews that arise in the ordinary course of business activities.

Income taxes are attributed to the operations in China and consist of:

	2012	2011	2010

Current	$866,693	$(2,221,408)	$(1,004,607)
Deferred	17,204	(2,845,195)	1,708,489
Total income tax recovery (expense)	$883,897	$(5,066,603)	$703,882

The reconciliation of income taxes at the statutory income tax rate of Nil in Antigua and Barbuda to income tax rate based on income before income taxes stated in the consolidated statements of income (loss) is as follows:

	2012	2011	2010
Income taxes on dividend and interest income received from subsidiary	866,693	(725,015)	420,237
Tax loss of subsidiaries at higher rate in China	3,094,946	2,055,694	1,897,897
Tax loss (Income) of the subsidiary (Sinovac Beijing) at lower rate in China	1,007,591	(1,651,243)	(901,804)
Changes in tax benefits not recognized	(5,314,224)	(4,327,094)	(2,172,278)
Non-deductible expenses	1,050,715	(206,641)	(13,800)
Future tax rate difference on current timing differences	—	(432,924)	1,487,233
Others	178,176	220,620	(13,603)
Income tax recovery (expense)	$883,897	$(5,066,603)	$703,882

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follow:

	2012	2011
Tax losses carried forward	$10,315,232	$2,055,694
Tax on accounts receivable provision	511,812	630,970
Excess of tax cost over net book value of certain assets	1,694,015	2,898,123
Less: valuation allowance	(12,075,470)	(5,165,673)
Total deferred tax assets	445,589	419,114
Less: current portion	—	—
Total deferred tax assets-long term	$445,589	$419,114

The Company determines deferred taxes for each tax-paying entity in each tax jurisdiction. It is more likely than not that the excess of the tax base of the land use nights, and licenses over the carrying value will be realized in the future and the tax benefits on this temporary difference of $445,589 (2011 $419,114) has been recorded. The potential tax benefits arising from the losses incurred by its subsidiaries have not been recorded in the financial statements. The tax losses of its PRC subsidiaries in the amount of $48,196,088 (RMB 300,266,450) can be carried forward for five consecutive years against its profits starting from 2013 and will expire ranging from 2014 to 2017.

The Company evaluates its valuation allowance requirements at each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances change causes a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from continuing operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

The valuation allowance relating to losses carried forward of the PRC subsidiaries are still required as realization of this element of the potential tax benefit is still uncertain.

Non-controlling Interests	12 Months Ended
Dec. 31, 2012
Non-controlling Interests
Non-controlling Interests

10.                               Non-controlling Interests

Non-controlling interests represent the interest of non-controlling shareholders in Sinovac Beijing and Sinovac Dalian based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. On October 1, 2011, the Company increased its ownership in Sinovac Beijing by an additional 1.53% through contributing the dividends declared to Sinovac Hong Kong but unpaid in the amount of $2,906,308 (RMB 18,605,600). An adjustment of $273,171 (RMB 1,640,336) resulted from the difference between the adjustment to the carrying amount of the non-controlling interest in Sinovac Beijing and the consideration that was charged to additional paid-in capital. The non-controlling interest in Sinovac Beijing was 28.44% prior to October 1, 2011 and was 26.91% after October 1, 2011. The non-controlling interest in Sinovac Dalian was 45% as of December 31, 2012 and December 31, 2011.

Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Balances
Related Party Transactions and Balances

11.                               Related Party Transactions and Balances

(a)                       Loans from Non-controlling Shareholder

	December 31,	December 31,
	2012	2011

Due to Dalian Jin Gang Group, the non-controlling shareholder of Sinovac Dalian — RMB 20 million	$3,230,125	$—

The loan is unsecured, bearing interest at 7.2% per year. Interest is payable monthly. The loan is repayable on March 14, 2014.

On May 21, 2012, Sinovac Dalian lent RMB 15 million to Dalian Jin Gang Group and the loan was repaid on June 1, 2012. The interest rate is 6%. The loan was unsecured.

(b)                                 The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	2012	2011	2010
Rent expenses incurred to Sino Bioway Biotech Group Co., Ltd (“Sino Bioway”).	$822,713	$804,565	$581,941

Sino Bioway is a non-controlling shareholder of Sinovac Beijing.

In 2004, the Company entered into two operating lease agreements with Sino Bioway with respect to Sinovac Beijing’s production plant and laboratory in Beijing, China with annual lease payments totaling $224,504 (RMB 1,398,680). The leases commenced on August 12, 2004 and have a term of 20 years. One of the lease agreements was amended on August 12, 2010 with the rent increasing from $72,647 (RMB 452,600) to $217,942 (RMB 1,357,800) per year.

In June 2007, the Company entered into another operating lease agreement with Sino Bioway, with respect to the expansion of Sinovac Beijing’s production plant in Beijing, China for an annual lease payment of $327,967 (RMB 2,043,270). The lease commenced in June 2007 and has a term of 20 years.

In September 2010, the Company entered into another operating lease agreement with Sino Bioway with respect to expansion of Sinovac R&D’s business on research and development for an annual lease payment of $138,232 (RMB 861,202). The lease commenced on September 30, 2010 and has a term of 5 years. Included in current and long-term prepaid expenses and deposits as at December 31, 2012, is $417,484 (RMB 2,600,970) (December 31, 2011, $543,965 (RMB 3,462,172)), representing prepaid lease payments made to this related party.

During 2012, 2011 and 2010, the Company incurred $252,075, $274,812, and $176,032 respectively, to directors of the Company, relating to management consulting services and director fees. Included in accounts payable and accrued liabilities as at December 31, 2012 is $31,250 (December 31, 2011 - $168,818; December 31, 2010 - $56,250).

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

12.                               Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at December 31, 2012 and December 31, 2011 consisted of the following:

	December 31, 2012	December 31, 2011
Trade payables	$2,169,700	$2,945,096
Machinery and equipment payables	3,788,004	4,094,238
Payable on acquisition of Changping assets	—	5,030,513
Accrued expenses	7,514,221	4,119,443
Value added tax payable	167,230	911,286
Other tax payable	616,518	536,735
Withholding personal income tax	1,240,037	1,201,628
Bonus and benefit payables	6,776,383	5,759,425
Other payables	2,505,715	4,924,131
Total	$24,777,808	$29,522,495

In February 2010, Sinovac Beijing purchased a facility located in Changping District, Beijing, China for $19.84 million (RMB123.6 million). To finance the acquisition, Sinovac Beijing entered into a loan agreement with China Construction Bank to borrow total RMB 90 million on February 10, 2010 (note 8). Total amount of $19.84 million (RMB123.6 million) was paid by the end of 2012. Accretion expense incurred in connection with the long term payable for the acquisition of Changping assets is in the amount of $234,957 (2011 - $377,410, 2010 - $117,064).

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

13.                               Commitments and Contingencies

(a)                                 Operating Lease Commitments

The Company leases production plant and laboratory under operating leases (note 11 (b)). Rental expense amounted to $822,713, $804,565, and $581,941 in 2012, 2011 and 2010, respectively.

Minimum future rental payments under operating leases for the years ending December 31 are as follows:

2013	823,000
2014	823,000
2015	823,000
2016	823,000
2017	823,000
Thereafter	5,159,795
Total minimum future payments	$9,274,795

(b)                             Other Commitments

In addition to commitments disclosed in note 21, commitments related to R&D expenditures are $991,951 as at December 31, 2012.

Commitments related to capital expenditures are approximately $443,267 as at December 31, 2012.

Common Stock	12 Months Ended
Dec. 31, 2012
Common Stock
Common Stock

14.                           Common Stock

Share Capital

In 2010, the Company issued a total 11,500,000 shares of common stock at $5.75 per share, including 1,500,000 shares of common stock pursuant to the full exercise of the underwriters’ over-allotment option. The Company received net proceeds of $61,845,306 after deducting underwriters’ commissions and offering expenses of approximately $4,279,694.

In 2010, the Company issued 220,700 shares of common stock on the exercise of employee stock options with exercise prices ranging from $1.60 to $2.69 per share, for total proceeds of $409,955.

In 2011, the Company issued 468,000 shares of common stock on the exercise of employee stock options with exercise price of $1.60 per share, for total proceeds of $748,800. In 2011, the Company received further cash proceeds of $3,360 on the exercise of stock options for which the shares were issued subsequent to December 31, 2011.

In 2012, the Company issued 317,600 shares of common stock on the exercise of employee stock options with exercise price of $1.60 per share, for total proceeds of $508,160. The Company received further cash proceeds of $7,520 on the exercise of stock option for which the shares were issued subsequent to December 31, 2012.

Stock Options	12 Months Ended
Dec. 31, 2012
Stock Options
Stock Options

15.                               Stock Options

(a)                                 Stock Option Plan

The board of directors approved a stock option plan (the “2003 Plan”) effective November 1, 2003, pursuant to which directors, officers, employees and consultants of the Company are eligible to receive grants of options for the Company’s common stock. The 2003 Plan expires on November 1, 2023. Up to 10% of the Company’s then outstanding common stocks were reserved for issuance under the plan. As of December 31, 2012, 42,800 shares of common stock under the options plan remained available. Each stock option entitles its holder to purchase one share of common stock of the Company.  Options may be granted for a term not exceeding 10 years from the date of grant.  The Plan is administered by the board of directors.

In December 2011, the Company granted 767,000 options to employees with an exercise price of $2.37 per share, being the quoted market price of the Company’s shares at the time of grant. These options vest in installments from December 26, 2012 to March 26, 2015 and expire on December 25, 2017.

On May 1, 2012, the Company granted 50,000 options to an officer with an exercise price of $2.05 per share, being the quoted market price of the Company’s shares at the time of grant. The option commenced on May 1, 2012 and expire on April 30, 2017. 10% of the options will vest on May 1, 2013 (the “Initial Vesting Date”) and the remaining options will vest at 10% in equal quarterly proportions over a period of 27 months from the Initial Vesting Date.

On August 22, 2012, the Company adopted a new stock option plan (the “2012 Plan”), which allowed the Company to issue up to 4,000,000 options for common shares of the Company to directors, officers, employees and consultants of the Company . No stock options were granted under the 2012 Plan during the year ended December 31, 2012. The 2012 Plan will expire on, and no award may be granted after August 22, 2022.  Any awards that are outstanding on August 22, 2022 will remain in force according to the terms of the 2012 Plan and the applicable award agreement.

(b)                                 Valuation Assumptions

The following assumptions were used in determining stock based compensation costs under the Black-Scholes option-pricing model:

	2012	2011	2010
Expected volatility	82.89%	86.91%	—
Risk-free interest rate	0.39%	0.36%	—
Expected life (years)	2.95	3.24	—
Dividend yield	Nil	Nil	—
Estimated forfeiture rate	10%	10%	—

The weighted average fair value of options granted in 2012 and 2011 was $1.08 and $1.35 per option, respectively.

The expected volatility related to 2012 grants and 2011 grants is based on the Company’s historical stock prices. Computation of expected life was estimated after considering the contractual terms of the stock-based award, vesting schedules and expectations of future employee behaviour. The risk-free interest rate for period within the contractual life of the award is based on the U.S. Treasury yield in effect at the time of grant.

(c)                                  Stock-based Payment Award Activity

A summary of the Company’s stock options activity is presented below:

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life	Price	Exercisable	Life	Price

$1.60	631,200	1.05	$1.60	631,200	1.05	$1.60
$2.37	767,000	3.99	$2.37	76,700	3.99	$2.37
$2.05	50,000	4.33	$2.05	—	—	—
	1,448,200	2.72	$2.02	707,900	1.37	$1.68

		Weighted Average	Aggregate Intrinsic
	Number	Exercise Price	Value
Outstanding as at December 31, 2010	1,497,400	$1.63
Granted	767,000	2.37
Expired	(30,000)	3.23
Exercised	(468,000)	1.60
Forfeited	(37,900)	1.60
Outstanding as at December 31, 2011	1,728,500	$1.90
Granted	50,000	2.05
Exercised	(317,600)	1.60
Forfeited	(12,700)	1.60
Outstanding as at December 31, 2012	1,448,200	$2.02	$1,617,138

Exercisable as at December 31, 2012	707,900	$1.60	$983,553

Stock-based compensation expense, included in selling, general and administrative expenses, is charged to operations over the vesting period of the options using the straight-line amortization method.  The amount is $347,226, $206,301 and $459,901 respectively in 2012, 2011 and 2010. As of December 31, 2012, there was $791,633 unrecognized compensation costs related to non—vested stock options and granted under the 2003 Plan and this cost will be recognized over a period of 27 months.

Aggregate intrinsic value of the Company’s stock options is calculated as the difference between the exercise price of the options and the quoted price of the common shares that were in-the-money. The aggregate intrinsic value of the Company’s stock options exercised under the 2003 Plan was $126,549, $995,444 and $604,222 for years ended December 31, 2012, 2011 and 2010 respectively, determined as of the date of option exercise.

The estimated fair value of stock options vested during the year ended December 31, 2012 and 2011 was $631,395 and $416,325 respectively.

Distribution of Profit	12 Months Ended
Dec. 31, 2012
Distribution of Profit
Distribution of Profit

16                                  Distribution of Profit

Pursuant to Chinese company law applicable to foreign investment companies, the Company’s subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian, are required to maintain statutory surplus reserves, which include a general reserve and an enterprise expansion reserve. As a solely foreign invested enterprise, Tangshan Yian could only maintain a general reserve. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the general reserve after the general reserve is equal to 50% of the subsidiaries registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity and are not distributable other than upon liquidation.

For the year ended December 31, 2012, Sinovac Beijing appropriated nil (2011 -10%; 2010 -10%) and nil (2011 -nil; 2010 - 5%) of its after-tax profit, determined under the relevant Chinese accounting regulations, to the general reserve and the enterprise expansion reserve, respectively.  For the year ended December 31, 2012, the general reserve and the enterprise expansion reserve appropriated are $nil (2011 - $335,161 (RMB 2,133,203), 2010 - $1,073,240 (RMB 7,096,045)) and nil (2011 — nil, 2010 - $536,619 (RMB 3,548,023)) respectively.

Pursuant to the same Chinese company law, the Company’s subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian can transfer, at the discretion of their respective boards of directors, a certain amount of their annual net income after taxes as determined under the relevant PRC GAAP to a staff welfare and bonus fund.  For the year ended December 31, 2012, the amount is $nil (2011 - $167,580 (RMB 1,066,601), 2010 - $536,619 (RMB 3,548,023)) for contribution to such fund which shall be utilized for collective staff benefits. The amounts appropriated to the staff welfare and bonus fund were charged against income and the related provisions were reflected as accrued liabilities in the consolidated balance sheets.

Tangshan Yian recorded a net loss for each of the three years in the period ended December 31, 2012, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Sinovac R&D and Sinovac Dalian have not made any profit since inception, so no appropriation to the statutory surplus reserves and staff welfare and bonus was made.

Dividends declared by the Company’s subsidiaries are based on the distributable profits as reported in their statutory financial statements. On January 18, 2012, Sinovac Beijing declared a dividend of $802,151 (RMB5,060,612) related to the profits of 2011 (2011-$5,862,676 (RMB 38,608,654), 2010 - $3,285,902 (RMB 22,463,737)) to the non-controlling shareholder of Sinovac Beijing. As of December 31, 2012, the Company has $nil dividend payable (December 31, 2011 - $795,106).

In addition to the above reserves, transferring net assets from the Chinese subsidiaries to the Company in the form of dividend payments, loans or advances also requires the Company and certain shareholders to comply with certain administrative rules prescribed by the relevant Chinese government authorities.

Pursuant to the relevant PRC company laws and regulations, the Company’s PRC subsidiaries’ paid-in capital and statutory surplus reverses that are restricted from transfer or dividend distribution amounted to $75 million (RMB 467 million) and $86.2 million (RMB 548.9 million) as of December 31, 2012 and 2011, respectively

Deferred Government Grants	12 Months Ended
Dec. 31, 2012
Deferred Government Grants
Deferred Government Grants

17.                           Deferred Government Grants

Deferred government grants represent funding received from the government for research and development, or investment in building or improving production facility. The amount of deferred government grants as at year end is net of research and development expenditures or depreciation incurred. The Company received $936,486(RMB 5,908,100) and $893,149(RMB 5,781,800) in 2012 and 2011, respectively.

Deferred government grants included $2,037,701 (RMB 12,695,082) (December 31, 2011 - $2,277,428 (RMB 14,495,147)) represents the unamortized portion of the amount that the Company received in 2007 for construction of a pandemic influenza vaccine production facility of RMB 20 million. $288,930 (RMB 1,800,065) which will be amortized in 2013 was included in the current portion and $1,748,771 (RMB 10,895,017) which will be amortized after 2013 was included in the non-current portion of the government grants. The production facility grant requires the Company to have the entire facility available to manufacture pandemic influenza vaccines at any given moment upon request by the Chinese government and the Company has fulfilled the conditions attached to the government grant. Government grant relating to this production facility of $285,326 and $278,067 and $265,547 in 2012, 2011 and 2010, respectively, were recorded as a reduction to depreciation expense.

Deferred government grants also included $912,238 (RMB 5,683,333) being the unamortized portion of the amount that the Company received in 2009 for purchasing equipments for H1N1 vaccine production with a total amount of RMB 6.2 Million. The amount of $142,167 (RMB 885,714) which will be amortized in 2013 was included in the current portion and the amount of $770,071 (RMB 4,797,619) which will be amortized after 2013 was included in the non-current portion of government grants. The Company has fulfilled the conditions attached to the government grant and $81,896 of the government grant in 2012 was recorded as a reduction to depreciation expense.

The following table shows the classification of short term and long term of the above two deferred government grants:

	Current Portion	Non- Current Portion	Recognized to deduct the depreciation expenses in 2012
Grants for pandemic influenza vaccine	$288,930	$1,748,771	$285,326
Grants for H1N1	$142,167	$770,071	$81,896

In 2012, the Company received $571,915 (RMB 3,608,100) (2011: $433,380) for EV 71 vaccine research and development and $364,570 (RMB2, 300,000) for developing a 13-valent pneumococcal conjugate vaccine. An amount of $125,222 (RMB790,000) was recognized as a reduction the research and development expense in 2012 as the conditions attached to this government grant agreement have been met as of December 31, 2012.

In 2012, the Company received $1,458,280 (RMB 9.2 Million) (2011-$699,776) interest subsidy related to Changping facility construction project. The amount was recorded as a reduction to interest capitalized.

The Company received $963,082 (RMB 6 million) loan bearing interest rate at 0.36% per year from Beijing Zhongguancun Development Group. The fair value differential (between the face value and the fair value using the effective interest rate method at the Company’s borrowing rate of 6.9%) is recorded as a government grant of $216,058 (see notes 8 and 22).

Deferred Revenue	12 Months Ended
Dec. 31, 2012
Deferred Revenue
Deferred Revenue

18.                               Deferred Revenue

Current deferred revenue included $99,517 (December 31, 2011 - $97,412) received from the Chinese government for stockpiling of H5N1 vaccines that expire within one year and $1,278,908 (December 31, 2011 - $332,004) for advances from customers.

Long-term deferred revenue included $10,693,247 (December 31, 2011 - $10,369,695) received from the Chinese government for stockpiling of H5N1 vaccines.

Loss per Share	12 Months Ended
Dec. 31, 2012
Loss per Share
Loss per Share

19.                               Loss per Share

Loss per share was calculated as follows:

	Years Ended December 31
	2012	2011	2010
Net loss attributable to stockholders	$14,852,641)	$844,696	$8,507,344

Basic weighted average number of common shares outstanding	54,926,440	54,608,919	53,064,968
Dilutive effect of stock options	—	—	—
Diluted weighted average number of common shares outstanding	54,926,440	54,608,919	53,064,968
Basic and Diluted loss per share	$(0.27)	$(0.02)	$(0.16)

For the years ended December 31, 2012 and 2011, the basic and diluted loss per share are the same as including the additional potential common stock equivalents would have an anti-dilutive effect on the loss per share calculation.

Segmented Information	12 Months Ended
Dec. 31, 2012
Segmented Information
Segmented Information

20.                               Segmented Information

The Company operates exclusively in the biotech sector. The Company’s business is considered as operating in one segment based upon the Company’s organizational structure, the way in which the operation is managed and evaluated, the availability of separate financial results and materiality considerations. All revenues are generated in China. Total long-lived assets of $81,233,297 (December 31, 2011 - $76,964,135) including land use right, property, plant and equipment and license and permits are all located in mainland China. The Company’s total assets by geographic location are as follows:

	December 31, 2012	December 31, 2011
Assets
Mainland China	$164,174,148	$170,662,019
Hong Kong	44,589,119	45,246,110
Total	$208,763,267	$215,908,129

The Company’s revenues by product are as follows:

	2012	2011	2010
Sales
Inactivated hepatitis vaccines	$39,951,471	$26,939,386	$16,200,844
Influenza vaccines	9,191,432	29,902,506	17,200,582
Others	73,408
Total	$49,216,311	$56,841,892	$33,401,426

There were no sales of H1N1 and H5N1 vaccines in 2012 (2011 — 24.6% and 13.7% of the sales, respectively, 2010 — 21.5% and 7.2% of the sales, respectively). The H1N1 and H5N1 vaccines were all sold to the Chinese government. The Company’s sales of H1N1 and H5N1 vaccines are dependent on government stockpiling purchases. Loss of such government stockpiling purchases would have a material adverse effect on the Company’s total sales.

The Company’s revenues are attributed to geographic locations as follows:

	2012	2011	2010
Sales
Mainland China	$48,198,668	$56,407,130	$32,981,974
Foreign countries	1,017,643	434,762	419,452
Total	$49,216,311	$56,841,892	$33,401,426

Collaboration Agreements	12 Months Ended
Dec. 31, 2012
Collaboration Agreements
Collaboration Agreements

21.                               Collaboration Agreements

(a)                                    On March 12, 2009, the Company entered into a technology transfer agreement (with an amendment entered on December 14, 2011) with Tianjing CanSino Biotechnology Inc. to develop a pneumococcal vaccine. The collaboration term under the technology transfer agreement is from March 12, 2009 to eight years after the first sales of the vaccine developed under the technology transfer agreement in Chinese market.

Under the terms of the technology transfer agreement, the Company will make milestone payments of up to $3 million and royalty payments ranging from percentages falling in the teens for the portion of the net sales in Chinese market less than RMB 100 million and the single digits for net sales in Chinese market in excess of RMB 100 million. Both parties will work together to develop international markets for the products.

On December 14, 2011, an amendment agreement was signed for the payment of $300,000 for transfer of additional 6 serotypes and related technology. As of December 31, 2012, the Company made total milestone payments of $1.2 million.

(b)                                    On August 18, 2009, the Company entered into a patent license agreement with the National Institutes of Health (“PHS”), an agency of the United States Public Health Services within the Department of Health and Human Services. PHS has granted the Company a non-exclusive license to make and use certain of its products. PHS has also granted the Company the right to use certain associated information for development of its licensed products.

The Company has agreed to pay PHS a license issue royalty of $80,000 and a non-refundable minimum annual royalty of $7,500, and royalty payments on net sales with a range in single digits depending on the sales territory and the customers. The Company has also agreed to pay PHS benchmark royalties upon achieving each benchmark as specified in the patent license agreement. In 2012, the Company recorded a license issue royalty of $7,500 (2011 - $21,125, 2010 - $7,500) in research and development expenses.

(c)                                     The Company licensed from Medimmune certain rights to use patented reverse genetics technology pertaining to H5N1 influenza virus strain production for vaccines. The Company has agreed to pay an upfront license fee and milestone payments of up to an aggregate of $6.5 million based upon achievement of cumulative net sales of licensed products in China (including Hong Kong and Macau), as well as royalty payments in single digit of net sales of the licensed products in China (including Hong Kong and Macau). As of December 31, 2011, an upfront license fee was included in the account payable and accrued liabilities and the amount $2.9 million was paid in September 2012.

On August 15, 2012, the Company entered into amendment agreements with Medimmune to revise the termination date of the license to December 29, 2015.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

22          Subsequent Events

Subsequent to the year end, the Company obtained a general credit facility from the Merchants Bank of China with a credit limit of $4.8 million (RMB 30 million). On January 31, 2013, the Company drawn $1.6 million (RMB10 million) one year term loan from this credit facility. The loan is unsecured, repayable on January 30, 2014 and interest rate is 6.6%, 10% above the rate for one year term loan set by the People’s Bank of China.

On February 25, 2013, Sinovac Beijing received $962,510 (RMB 6,000,000) loan from Beijing Zhongguancun Development Group to fund EV71 vaccine research project (note 8).

On December 17, 2012, Sinovac Dalian entered into a bank loan agreement with Bank of China with a credit line of $3.2 million (RMB 20 million). The first $804,674 (RMB 5 Million) was drawn down on March 13, 2013, bearing interest at 7.4% and the interest is payable monthly. The loan is payable on March 12, 2014. Land and building of Sinovac Dalian with a net book value of $14 million (RMB 87.38 million) was pledged as collateral.

On April 8, 2013, the board of directors of Sinovac Beijing passed a resolution to approve Sino Bioway, the non-controlling shareholder of Sinovac Beijing, to transfer its 26.91% equity interests in Sinovac Beijing to Xiamen Bioway Biotech Co., Ltd. (“Xiamen Bioway”), a company partially owned by Sino Bioway. There will be no change to the compositions of the board of directors of Sinovac Beijing after the completion of the transaction.

On April 8, 2013, the board of directors of Sinovac Beijing approved Sinovac Beijing to utilize $963,066 (RMB 6 million) of the staff welfare and bonus fund to pay out annual bonus to the employees of Sinovac Beijing.

On April 8, 2013, Sinovac Beijing entered into four agreements with Sino Bioway of which the rental period of the 2004, 2007 and 2010 operating lease agreements were revised to reflect the new termination date on April 7, 2033.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Use of Estimates

(a)                                 Use of Estimates

In preparing the Company’s consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Significant estimates made by management include: provision for product returns, allowance for doubtful accounts, inventory provisions, useful lives of amortizable intangible assets, impairment of long-lived assets, and realizability of deferred tax assets. On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company’s business and new information as it becomes available. If historical experience and other factors used by management to make these estimates do not reasonably reflect future activity, the Company’s consolidated financial statements could be materially impacted.

Cash and Cash Equivalents

(b)                                 Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments that are readily convertible to cash with maturities of three months or less when purchased. Cash equivalents as of December 31, 2012 and 2011 are short-term deposits and investments with banks with original maturities of three months or less.

Accounts Receivable

(c)                                  Accounts Receivable

The Company extends unsecured credit to its customers in the ordinary course of business and actively pursues past due accounts. The Company estimates an allowance for doubtful accounts based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay.

Inventories

(d)                                 Inventories

Inventories are stated at the lower of cost or replacement cost with respect to raw materials and the lower of cost and net realizable value with respect to finished goods and work in progress. The cost of work in progress and finished goods is generally determined on weighted-average cost basis and includes direct material, direct labor and overhead. Net realizable value represents the anticipated selling price, net of distribution cost, less cost for finished goods or estimated costs to completion for working in progress.

Property, Plant and Equipment

(e)                                 Property, Plant and Equipment

Property, plant and equipment are recorded at cost.  Significant additions and improvements are capitalized, while repairs and maintenance are charged to expenses as incurred. Equipment purchased for specific research and development projects with no alternative uses are expensed. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in net loss.

Depreciation of property, plant and equipment is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and building	10 -24 years
Land-use rights	Term of leases, ranging from 28 to 49 years
Machinery and equipment	8 to 10 years
Motor vehicles	4 to 5 years
Office equipment and furniture	3 to 5 years
Leasehold improvement	Lesser of useful lives and term of lease

Licenses

(f)                                   Licenses

The Company capitalizes the patent payment and the purchase cost of vaccines if the vaccine has received a new drug certificate from the State Food and Drug Administration (“SFDA”) of China. If the vaccine has not received a new drug certificate, the purchase cost is expensed as in-process research and development.

Licenses, in relation to the production and sales of pharmaceutical products, are amortized on a straight-line basis over their respective useful lives. The useful lives of inactivated hepatitis A and recombinant hepatitis A&B licenses are estimated to be 10 years. Before August, 2012, the useful life for H5N1 licenses was estimated 20 years. Effective August 15, 2012, the remaining useful life was revised to 3 years expiring on December 29, 2015 as a result of amendment to the agreement with the licensor (note 21). Useful lives of licenses and permits are subject to the uncertainties described in note 1.

Impairment of Long-Lived Assets

(g)                                  Impairment of Long-Lived Assets

Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable from the future undiscounted net cash flows expected to be generated by the asset.  If the asset is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset and its estimated fair value, based on discounted net future cash flows or other appropriate methods. The impairment adjustment to the carrying value of the long-lived assets for the year ended December 31, 2012 was $2,175,532 (2011 - Nil, 2010 - Nil).

Income Taxes

(h)                                 Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method.  Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized. Deferred tax assets and liabilities are measured using enacted tax rates and laws.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority, based on the technical merits of the position. The tax benefits recognized from such a position are measured based on the amount that is greater than 50% likely of being realized upon settlement. Liabilities associated with uncertain tax positions are classified as long-term unless expected to be paid within one year. Interest and penalties related to uncertain tax positions, if any, are recorded in the provision for income taxes and classified with the related liability on the consolidated balance sheet.

The Company has reviewed the tax positions taken, or to be taken, in its tax return for all tax years currently open to examination by a taxing authority in accordance with the recognition and measurement standards of ASC 740. The Company is not under examination by any authority for income tax purposes and has not applied any income tax filing extension.

The Company is not subject to taxation in the U.S. The Company’s taxing jurisdiction is Antigua and Barbuda. Sinovac Hong Kong’s taxing jurisdiction is Hong Kong. The Company’s four subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian’s taxing jurisdiction is China.

Value-added Taxes

(i)                                     Value-added Taxes

Value-added taxes collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. Value-added taxes collected from customers are excluded from revenue.

Revenue Recognition

(j)                                    Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred and there is a reasonable assurance of collection of the sales proceeds. The Company generally obtains purchase authorizations from its customers for a specified amount of products at a specified price and considers delivery to have occurred when the customer takes title of the products.  The Company provides certain customers with a right of return. The product return provision for seasonal influenza vaccine is estimated based on actual sales returns and expected sales returns to the end of the flu season because the returned products are generally accepted before the end of the flu season. As of December 31, 2012, reserves for seasonal influenza vaccine returns are approximately $1.3 million (December 31, 2011-$1 million). The product return provisions for inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine are estimated based on historical return and exchange levels, external data with respect to inventory levels as well as the remaining shelf lives of the products in the distribution channel. As of December 31, 2012, reserves for inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine returns are $1.7 million (December 31, 2011-$1.7 million). Percentage of sales return provision for the year of private pay market sales on inactivated hepatitis A and combined inactivated hepatitis A&B represents 5.4% and 8.3% in 2012 and 2011, respectively. For H1N1 and H5N1 vaccines, customers do not have a right of return.

Deferred revenue is generally relating to government stockpiling programs and advances received from customers. For government stockpiling programs, the Company generally obtains purchase authorizations from the government for a specified amount of products at a specified price. Revenue is recognized when the government takes delivery of the products. If the products expire prior to delivery, these expired products are recognized as revenue once cash is received and the products have expired and passed government inspection.

Shipping and Handling

(k)                                 Shipping and Handling

Shipping and handling fees billed to customers are included in sales. Costs related to shipping and handlings are part of selling expenses in the consolidated statements of loss and comprehensive income (loss). In 2012, $1,118,443 (2011 - $1,197,272; 2010 - $1,051,791) related to shipping and handling costs were included in selling expenses.

Advertising Expenses

(l)                                     Advertising Expenses

Advertising costs are expensed as incurred and included in selling expenses. Advertising costs were $29,324 for the year ended December 31, 2012 (2011 - $11,973; 2010 - $39,615).

Research and Development

(m)                             Research and Development

Research and development costs are expensed as incurred and are listed as a separate line item on the Company’s consolidated statements of loss and comprehensive income(loss).

Government Grants

(n)                                 Government Grants

Government grants received from the PRC government by the operating subsidiaries of the Company are recognized when there is reasonable assurance that the amount is receivable and all the conditions specified in the grant have been met. Government grants for research and development are recognized as a reduction to research and development expenses when the expenses are incurred in the same period when the conditions attached to the grants are met, or recognized as other income in the period when the conditions are met after the expenses are incurred. Government grants for property, plant and equipment are deferred and recognized as a reduction to the depreciation and amortization expenses in the same manner as the production facilities are amortized. Interest subsidies are recorded as a reduction to interest expenses in the consolidated statements of loss and comprehensive income (loss), or recorded as reduction to interest capitalized if the subsidies granted are related to a specific borrowing associated with building a qualifying asset. Other incentives received from local government to encourage expansion of local businesses are recognized as other income.

Foreign Currency Transaction

(o)                                 Foreign Currency Transaction

The Company and its active subsidiaries maintain their accounting records in their functional currencies, U.S. dollars and Renminbi Yuan (“RMB”), respectively. The Company translates foreign currency transactions into its functional currency in the following manner:

At the transaction date, each asset, liability, revenue and expense is translated into the functional currency by the use of the exchange rate in effect at that date.  At the period end, foreign currency monetary assets, and liabilities are re-evaluated into the functional currency by using the exchange rate in effect at the balance sheet date.  The resulting foreign exchange gains and losses are included in operations.

The assets and liabilities of the foreign subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac Biological, and Sinovac Dalian are translated into U.S. dollars at exchange rates in effect at the balance sheet date.  Revenue and expenses are translated at average exchange rate.  Gain and losses from such translations are included in stockholders’ equity as a component of other comprehensive income.

Stock-based Compensation

(p)                                 Stock-based Compensation

Compensation expense for costs related to all share-based payments, including grants of stock options, is recognized through a fair-value based method. The Company uses the Black-Scholes option-pricing model to determine the fair value for the awards.  The value of the portion of the award that is ultimately expected to vest is recognized on a straight-line basis as expense over the requisite service period in the consolidated statements of loss.

Comprehensive Income (loss)	(q) Comprehensive Income (loss) The Company’s comprehensive income (loss) consists of net income (loss) and foreign currency translation adjustments.
Loss Per Share

(r)                Loss Per Share

Loss per share is calculated in accordance with FASB guidance codified in ASC 260, Earnings per Share. Basic loss per share is computed by dividing the net loss available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents of options. The basic and diluted loss per share is the same because the exercise of options would have an anti-dilutive effect.

Operating leases

(s)               Operating leases

Leases are classified as finance and operating depending on the terms and conditions of the lease agreement. Payments under operating lease are expensed in the period in which they are incurred.

Fair Value of Financial Instruments

(t)                Financial Instruments and Concentration of Credit Risks

Fair Value of Financial Instruments

Assets and liabilities subject to fair value measurements are required to be disclosed within a specified fair value hierarchy. The fair value hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

· Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

· Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.

· Level 3 — Unobservable inputs for the asset or liability.

As of December 31, 2012 and 2011, the Company did not have any Level 3 financial assets. As of December 31, 2012 and 2011, the Company did not have financial liabilities measured at fair value on a recurring basis.

The fair values of financial instruments are estimated at a specific point in time, based on relevant information about financial markets and specific financial instruments.  As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying values of cash and cash equivalents, accounts receivable, short-term loans payable, and accounts payable and accrued liabilities approximate their fair value because of their short term nature.  The fair values of long-term loans payable and due to related party are based on the estimated discounted value of future contractual cash flows which approximates their fair value.

Exchange Rate Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between US dollars and the Chinese RMB. In 2012, foreign exchange loss of $207,482 (2011 – loss of $294,653; 2010 – loss of $209,958) is included in selling, general and administrative expenses. As at December 31, 2012, cash and cash equivalents of $ 70,173,071 (RMB 437,185,251) (December 31, 2011 – $80,191,109 (RMB 510,392,021); December 31, 2010 – $46,420,594 (RMB 306,923,681)) are denominated in RMB and are held in PRC and Hong Kong.

Concentration of Credit Risks

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents in good quality credit quality financial institutions in Hong Kong and China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. The Company’s customers are various government agencies in China. No single customer accounted for more than 10% of total sales for the years ended December 31, 2012, 2011 and 2010 except for government stockpile purchases. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

Interest Rate Risks

The Company is subject to interest rate risk.  Other than a long-term loan with carrying value of $778,226 and loan from non-controlling shareholder of $3,230,125 with fixed interest rates as at December 31, 2012, other interest-bearing loans are stated at variable rate based on the People’s Bank of China. (note 8).

Recently Adopted Accounting Standards

(u)                   Recently Adopted Accounting Standards

Effective January 1, 2012, the Company adopted ASU 2011-04, which amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge US GAAP and IFRS requirements for measuring amounts at fair value as well as disclosures about these measurements. The amendments are effective for fiscal year beginning on or after December 15, 2011.  As at December 31, 2012 and 2011, the Company did not have financing assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial Statement on a recurring basis. As at December 31, 2012, the Company’s property, plant and equipment at Tangshan Yian are measured at fair value on a nonrecurring basis. The Company determined the fair value of Tangshan Yian’s land use right, plant and building using the market approach by obtaining quoted prices for similar assets in the principal resale market. The Company determined the fair value of Tangshan Yian’s machinery and equipment using the cost approach by estimating the amount that currently would be required to construct or purchase substitute machinery and equipment of comparable utility. The estimate considers the condition of the assets which include the physical deterioration and economic obsolescence. It was determined the fair value of Tangshan Yian’s property, plant and equipment was $2.9 million compared to the carrying value of $4.4 million (2011- $4.9 Million)

		Fair Value Measurement Using
		Quoted Prices in	Significant	Significant
	Year	Active Markets for	Other Observable	unobservable
	Ended	Identical Assets	Inputs	Inputs	Total
Description	31/12/2012	(Level 1)	(Level 2)	(Level 3)	Losses
Land use right		$1,226,376			—
Plant and Building		1,356,894			827,459
Machinery and equipment			340,048		693,019

Effective January 1, 2012, the Company adopted ASU 2011-05, which amends the presentation guidance in ASC 220, Comprehensive Income, and results in more converged guidance on how comprehensive income is presented under US GAAP and IFRS, although some differences remain. The new US GAAP guidance requires entities to present net income and other comprehensive income in either a single continuous statement or separate consecutive statements. Companies are no longer allowed to present other comprehensive income (“OCI”) in the statement of stockholders’ equity. Earnings or loss per share is still based on net income or loss.  Although existing guidance related to items that must be presented in OCI has not changed, companies are required to display reclassification adjustments for each component of OCI in both net income and OCI. Also companies need to present the components of other comprehensive income in interim and annual financial statements. The amendments are effective for fiscal year beginning on or after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, which defers ASU 2011-05 requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and OCI on the face of the financial statements. Companies are still required to present reclassifications out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The ASU also defers the requirement to report reclassification adjustments in interim periods. The adoption of this guidance does not have a material effect on the Company’s consolidated financial statements.

Recently Issued Accounting Guidance, Not Adopted as of December 31, 2012

(v)                       Recently Issued Accounting Guidance, Not Adopted as of December 31, 2012

In December 2011, the FASB issued ASU 2011-11, which amends the disclosure guidance in ASC 210, Balance Sheet. New disclosures are required to enable users of financial statements to understand significant quantitative differences in balance sheets prepared under US GAAP and IFRS related to the offsetting of financial instruments. The existing US GAAP guidance allowing balance sheet offsetting, including industry-specific guidance, remains unchanged. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The amendments should be applied retrospectively for all prior periods presented. The Company does not believe the adoption of this standard to have a material effect on the Company’s consolidated financial statements for prior years.

Comparative Figures

(w)                    Comparative Figures

$1,111,485 of short term deferred government grant as at December 31, 2011 has been reclassified to long term deferred government grant in order to conform to the presentation adopted in the current year.

Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation
Schedule of details of the Company's subsidiaries

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2012	Percentage of ownership as of December 31, 2011	Principal activity
Sinovac Biotech (Hong Kong) Ltd (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	Investment holding company
Sinovac Biotech Co., Ltd. (“Sinovac Beijing”) (note 10)	April 2001	PRC	73.09%	73.09%	Research and development, production and sales of vaccine products
Tangshan Yian Biological Engineering Co., Ltd (“Tangshan Yian”)	February 1993	PRC	100%	100%	Research and development, production and sales of vaccine products
Sinovac Biological Technology Co., Ltd. (“Sinovac R&D”)	May 2009	PRC	100%	100%	Research and development of vaccine products
Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) (note 10)	January 2010	PRC	55%	55%	Research and development, production and sales of vaccine products

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Schedule of estimated useful lives of assets included in property, plant and equipment

Plant and building	10 -24 years
Land-use rights	Term of leases, ranging from 28 to 49 years
Machinery and equipment	8 to 10 years
Motor vehicles	4 to 5 years
Office equipment and furniture	3 to 5 years
Leasehold improvement	Lesser of useful lives and term of lease

Schedule of the Company's property, plant and equipment at Tangshan Yian are measured at fair value on a nonrecurring basis

		Fair Value Measurement Using
		Quoted Prices in	Significant	Significant
	Year	Active Markets for	Other Observable	unobservable
	Ended	Identical Assets	Inputs	Inputs	Total
Description	31/12/2012	(Level 1)	(Level 2)	(Level 3)	Losses
Land use right		$1,226,376			—
Plant and Building		1,356,894			827,459
Machinery and equipment			340,048		693,019

Accounts Receivable - net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable - net
Schedule of accounts receivable - net

	December 31,	December 31,
	2012	2011
Trade receivables (note 8)	$25,605,726	$20,779,992
Allowance for doubtful accounts	(2,935,659)	(3,927,914)
	22,670,067	16,852,078
Other receivables	770,068	982,329
Total accounts receivable	$23,440,135	$17,834,407

Schedule of maximum exposure to credit risk at the balance sheet date relating to trade receivables

	December 31,	December 31,
	2012	2011
Aging within one year, net of allowance for doubtful accounts	$22,065,143	$16,025,464

Aging greater than one year, net of allowance for doubtful accounts	604,924	826,614
Total trade receivables	$22,670,067	$16,852,078

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Schedule of inventories
	December 31,	December 31,
	2012	2011
Raw materials	$1,299,019	$3,230,727
Work in progress	971,404	446,468
Finished goods	8,259,053	4,436,233
Inventories	$10,529,476	$8,113,428

Long-term Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Inventories
Schedule of long-term inventories
	December 31	December 31,
	2012	2011

Finished goods	$28,692	$5,248,237

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Schedule of property, plant and equipment

	As of December 31
	2012	2011
Cost
Construction in progress	1,645,894	22,341,627
Plant and buildings	35,057,219	23,902,926
Land use rights	11,891,188	11,639,714
Machinery and equipments	40,482,556	26,178,326
Motor vehicles	1,830,936	1,842,370
Equipment and furniture	2,480,167	2,083,117
Leasehold improvements	9,916,857	3,658,617
Total Cost	$103,304,817	$91,646,697

less: Accumulated depreciation
Construction in progress	—	—
Plant and buildings	4,603,308	3,373,144
Land use rights	979,406	679,504
Machinery and equipments	11,921,501	8,739,877
Motor vehicles	1,422,533	1,105,785
Equipment and furniture	1,252,944	901,314
Leasehold improvements	866,210	1,219,192
Total Accumulated depreciation	$21,045,902	$16,018,816

less: Impairment
Plant and buildings	827,459	—
Machinery and equipments	1,124,223	—
Leasehold improvements	223,850	—
Total impairment	$2,175,532	—

Property, Plant and Equipment net	$80,083,383	$75,627,881

Licenses (Tables)	12 Months Ended
Dec. 31, 2012
Licenses
Schedule of licenses

	December 31, 2012
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	3,391,061	3,391,061	—
Combined inactivated hepatitis A&B	487,626	389,281	98,345
H5N1 licenses (note 21)	1,475,886	424,317	1,051,569
Total	$5,354,573	$4,204,659	$1,149,914

	December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	3,319,347	3,319,347	—
Combined inactivated hepatitis A&B	477,313	332,916	144,397
H5N1 licenses (note 21)	1,444,675	252,818	1,191,857
Total	$5,241,335	$3,905,081	$1,336,254

Schedule of estimated amortization expense for the remaining useful lives
2013	$399,695
2014	399,695
2015	350,524
Total	$1,149,914

Loans Payable (Tables)	12 Months Ended
Dec. 31, 2012
Loans Payable
Schedule of loans payable

	December 31,	December 31,
	2012	2011

Bank loan (China Merchants Bank): RMB 10 million, bearing interest at 20% above the prime rate of a one-year term loan published by the People’s Bank of China. Interest was payable quarterly. The loan agreement was under a general credit facility agreement with the same bank with a limit of RMB 30 million for the period from December 22, 2011 to December 21, 2012. The Company repaid the loan on December 21, 2012.	$—	$1,571,166

Bank loan (Industrial and Commercial Bank of China Limited): RMB 20 million (December 31, 2011- RMB 20 million), bearing interest at 10% above Bank of China’s prime rate of a one year term loan plus 1.456% of financing fee per year, at 8.672% per year before it was repaid on December 10, 2012. RMB 20 million, was drawn down on December 13, 2012 under a new loan agreement with same interest rate (currently at 7.8%) calculation basis with financing fee of 1.2% per year. Interest is payable monthly and the loan is repayable on December 12, 2013. The loan is guaranteed by an unrelated third party, with a guarantee fee of $64,204 (RMB 400,000) (2011, $63,000) over the term of the loan. Trade receivables of Sinovac Beijing with a carrying value of not lower than $5.6 million (RMB 35 million) is pledged as collateral.

	3,210,221	3,142,332

Bank loan (China Construction Bank): The total amount of the loan facility is $8.03 million (RMB 50 million) for a 3-year period from December 13, 2012 to December 12, 2015. The amount drawn is RMB 7.4 million as at December 31, 2012. The interest is set at the bank’s prime lending rate at 6.15% per year. The loan is to be used exclusively for the operation and production costs of Sinovac Beijing. Interest is payable monthly. The loan is unsecured and 10%of the principal amount is repayable in 2013, 10% of the principal amount is repayable in 2014 with the remainder principal repayable in 2015. Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 85%, current ratio must not be lower than 1, contingent liability must not be higher than $14.6 million (RMB — 91 million) and gearing ratio (contingent liability as a percentage of total stockholder’s equity) must not be higher than 10%.

	118,369	––

Loans payable — current-term	$3,328,590	$4,713,498

	December 31, 2012	December31, 2011

Bank loan (China Construction Bank): RMB 90 million (December 31, 2011- RMB 76.5 million), bearing interest at the bank’s prime lending rate and adjusted every 12 months, at 6.9% per year (2011 — 6.9%). The loan is exclusively for the purchase of the Changping facility. Interest is payable monthly. Land and building of the Changping facility of Sinovac Beijing with a net book value of $7.54 million (RMB 46.97 million) was pledged as collateral. The entire principal amount is payable on February 9, 2015.	$14,445,996	$12,019,420

Bank loan (China Construction Bank): The total amount of the loan facility is $8.03 million (RMB 50 million) for a 3-year period from December 13, 2012 to December 12, 2015. The amount drawn is RMB 7.4 million as at December 31, 2012. The interest is set at the bank’s prime lending rate at 6.15% per year. The loan is to be used exclusively for the operation and production costs of Sinovac Beijing. Interest is payable monthly. The loan is unsecured and 10%of the principal amount is repayable in 2013, 10% of the principal amount is repayable in 2014 with the remainder principal repayable in 2015. Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 85%, current ratio must not be lower than 1, contingent liability must not be higher than $14.6 million (RMB — 91 million) and gearing ratio (contingent liability as a percentage of total stockholder’s equity) must not be higher than 10%.

	1,065,326	––

Bank loan (Bank of Beijing): RMB 92,776,700 (December 31, 2011- RMB 33,745,050) bearing interest at the bank’s prime lending rate and adjusted every 12 months, currently at 6.4% per year (2011 — 6.9%). Interest is payable quarterly. The loan is for construction of the Changping facility and has a maximum credit facility amount of RMB 200 million. The loan is repayable in four equal installments on May 13, 2014, November 13, 2014, May 13, 2015 and November 13, 2015. The Company also obtained a credit line with a maximum quota for issuing letter of credits of RMB 80 million with the same bank. Land and building of Sinovac Beijing with a net book value of $3.45 million (RMB 21.5 million) was pledged as collateral.

	14,891,687	5,301,907

Loan (Beijing Zhongguancun Development Group): $963,067 (RMB 6 million) bearing interest currently at 0.36% per year to fund EV71 vaccine research project of Sinovac Beijing. The total loan is $1.9 million (RMB 12 million) of which RMB 6 million was received in 2012 and the second RMB 6 million was received on February 25, 2013. The loan is unsecured and repayable on February 24, 2016. The Beijing Zhongguancun Development Group is entitled to 10.62% ownership of the profits, if any, generated from the intellectual property developed during the loan period. The Company can repay the loan at any time during the loan period. The fair value differential (between the face value and the fair value using the effective interest rate method at the Company’s borrowing rate of 6.9%) is recorded as a government grant ($216,058 in 2012) (see notes 17 and 22).

	778,226	$—

Loans payable — long-term	$31,181,235	$17,321,327

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of income taxes attributed to the operations in China
	2012	2011	2010

Current	$866,693	$(2,221,408)	$(1,004,607)
Deferred	17,204	(2,845,195)	1,708,489
Total income tax recovery (expense)	$883,897	$(5,066,603)	$703,882

Reconciliation of income taxes at the statutory income tax rate in Antigua and Barbuda to income tax rate based on income before income taxes stated in the consolidated statements of income (loss)

	2012	2011	2010
Income taxes on dividend and interest income received from subsidiary	866,693	(725,015)	420,237
Tax loss of subsidiaries at higher rate in China	3,094,946	2,055,694	1,897,897
Tax loss (Income) of the subsidiary (Sinovac Beijing) at lower rate in China	1,007,591	(1,651,243)	(901,804)
Changes in tax benefits not recognized	(5,314,224)	(4,327,094)	(2,172,278)
Non-deductible expenses	1,050,715	(206,641)	(13,800)
Future tax rate difference on current timing differences	—	(432,924)	1,487,233
Others	178,176	220,620	(13,603)
Income tax recovery (expense)	$883,897	$(5,066,603)	$703,882

Schedule of tax effects of temporary differences that give rise to the Company's deferred tax assets

	2012	2011
Tax losses carried forward	$10,315,232	$2,055,694
Tax on accounts receivable provision	511,812	630,970
Excess of tax cost over net book value of certain assets	1,694,015	2,898,123
Less: valuation allowance	(12,075,470)	(5,165,673)
Total deferred tax assets	445,589	419,114
Less: current portion	—	—
Total deferred tax assets-long term	$445,589	$419,114

Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Balances
Schedule of loans from non-controlling shareholder
	December 31,	December 31,
	2012	2011

Due to Dalian Jin Gang Group, the non-controlling shareholder of Sinovac Dalian — RMB 20 million	$3,230,125	$—

Schedule of transactions in the normal course of operations at the exchange amount with related parties
	2012	2011	2010
Rent expenses incurred to Sino Bioway Biotech Group Co., Ltd (“Sino Bioway”).	$822,713	$804,565	$581,941

Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	December 31, 2012	December 31, 2011
Trade payables	$2,169,700	$2,945,096
Machinery and equipment payables	3,788,004	4,094,238
Payable on acquisition of Changping assets	—	5,030,513
Accrued expenses	7,514,221	4,119,443
Value added tax payable	167,230	911,286
Other tax payable	616,518	536,735
Withholding personal income tax	1,240,037	1,201,628
Bonus and benefit payables	6,776,383	5,759,425
Other payables	2,505,715	4,924,131
Total	$24,777,808	$29,522,495

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of minimum future rental payments under operating leases

Minimum future rental payments under operating leases for the years ending December 31 are as follows:

2013	823,000
2014	823,000
2015	823,000
2016	823,000
2017	823,000
Thereafter	5,159,795
Total minimum future payments	$9,274,795

Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options
Schedule of assumptions used in determining stock based compensation costs under the Black-Scholes option pricing model
	2012	2011	2010
Expected volatility	82.89%	86.91%	—
Risk-free interest rate	0.39%	0.36%	—
Expected life (years)	2.95	3.24	—
Dividend yield	Nil	Nil	—
Estimated forfeiture rate	10%	10%	—

Schedule of stock options by range of exercise prices

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life	Price	Exercisable	Life	Price

$1.60	631,200	1.05	$1.60	631,200	1.05	$1.60
$2.37	767,000	3.99	$2.37	76,700	3.99	$2.37
$2.05	50,000	4.33	$2.05	—	—	—
	1,448,200	2.72	$2.02	707,900	1.37	$1.68

Summary of stock options activity

		Weighted Average	Aggregate Intrinsic
	Number	Exercise Price	Value
Outstanding as at December 31, 2010	1,497,400	$1.63
Granted	767,000	2.37
Expired	(30,000)	3.23
Exercised	(468,000)	1.60
Forfeited	(37,900)	1.60
Outstanding as at December 31, 2011	1,728,500	$1.90
Granted	50,000	2.05
Exercised	(317,600)	1.60
Forfeited	(12,700)	1.60
Outstanding as at December 31, 2012	1,448,200	$2.02	$1,617,138

Exercisable as at December 31, 2012	707,900	$1.60	$983,553

Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Government Grants
Schedule of classification of short term and long term of the two deferred government grants

	Current Portion	Non- Current Portion	Recognized to deduct the depreciation expenses in 2012
Grants for pandemic influenza vaccine	$288,930	$1,748,771	$285,326
Grants for H1N1	$142,167	$770,071	$81,896

Loss per Share (Tables)	12 Months Ended
Dec. 31, 2012
Loss per Share
Schedule of calculation of earnings (loss) per share

	Years Ended December 31
	2012	2011	2010
Net loss attributable to stockholders	$14,852,641)	$844,696	$8,507,344

Basic weighted average number of common shares outstanding	54,926,440	54,608,919	53,064,968
Dilutive effect of stock options	—	—	—
Diluted weighted average number of common shares outstanding	54,926,440	54,608,919	53,064,968
Basic and Diluted loss per share	$(0.27)	$(0.02)	$(0.16)

Segmented Information (Tables)	12 Months Ended
Dec. 31, 2012
Segmented Information
Schedule of Company's total assets by geographic location
	December 31, 2012	December 31, 2011
Assets
Mainland China	$164,174,148	$170,662,019
Hong Kong	44,589,119	45,246,110
Total	$208,763,267	$215,908,129

Schedule of Company's revenues by product
	2012	2011	2010
Sales
Inactivated hepatitis vaccines	$39,951,471	$26,939,386	$16,200,844
Influenza vaccines	9,191,432	29,902,506	17,200,582
Others	73,408
Total	$49,216,311	$56,841,892	$33,401,426

Schedule of Company's revenues attributed to geographic locations
	2012	2011	2010
Sales
Mainland China	$48,198,668	$56,407,130	$32,981,974
Foreign countries	1,017,643	434,762	419,452
Total	$49,216,311	$56,841,892	$33,401,426

Basis of Presentation (Details)	Dec. 31, 2012	Dec. 31, 2011
Sinovac Hong Kong
Basis of Presentation
Percentage of ownership	100.00%	100.00%
Sinovac Beijing
Basis of Presentation
Percentage of ownership	73.09%	73.09%
Tangshan Yian
Basis of Presentation
Percentage of ownership	100.00%	100.00%
Sinovac R&D
Basis of Presentation
Percentage of ownership	100.00%	100.00%
Sinovac Dalian
Basis of Presentation
Percentage of ownership	55.00%	55.00%

Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Plant and building | Minimum
Property, Plant and Equipment
Estimated useful life	10 years
Plant and building | Maximum
Property, Plant and Equipment
Estimated useful life	24 years
Land-use rights | Minimum
Property, Plant and Equipment
Estimated useful life	28 years
Land-use rights | Maximum
Property, Plant and Equipment
Estimated useful life	49 years
Machinery and equipment | Minimum
Property, Plant and Equipment
Estimated useful life	8 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Estimated useful life	10 years
Motor vehicles | Minimum
Property, Plant and Equipment
Estimated useful life	4 years
Motor vehicles | Maximum
Property, Plant and Equipment
Estimated useful life	5 years
Office equipment and furniture | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Office equipment and furniture | Maximum
Property, Plant and Equipment
Estimated useful life	5 years

Significant Accounting Policies (Details 2) (USD $)	12 Months Ended				7 Months Ended	5 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Licenses Inactivated hepatitis A and recombinant hepatitis A&B licenses	Aug. 14, 2012 Licenses H5N1 licenses	Dec. 31, 2012 Licenses H5N1 licenses Change in estimate life of license
Licenses
Estimated useful life				10 years	20 years
Remaining useful life						3 years
Impairment of long-lived assets
Impairment adjustment to the carrying value of the long-lived assets	$ 2,175,532
Income Taxes
Number of subsidiaries having taxing jurisdiction in China	4

Significant Accounting Policies (Details 3)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Seasonal influenza vaccine USD ($)	Dec. 31, 2011 Seasonal influenza vaccine USD ($)	Dec. 31, 2012 Inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine USD ($)	Dec. 31, 2011 Inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine USD ($)
Revenue Recognition
Sales return provisions							$ 1,300,000	$ 1,000,000	$ 1,700,000	$ 1,700,000
Sales return provision represented as a percentage of private pay market sales									5.40%	8.30%
Shipping and Handling
Shipping and handling costs, included in selling expenses	1,118,443	1,197,272	1,051,791
Advertising Expenses
Advertising costs, included in selling expenses	29,324	11,973	39,615
Exchange Rate Risks
Foreign exchange gain (loss), included in selling, general and administrative expenses	207,482	294,653	209,958
Cash and cash equivalents denominated in RMB	$ 70,173,071	$ 80,191,109	$ 46,420,594	437,185,251	510,392,021	306,923,681

Significant Accounting Policies (Details 4) (USD $)	Dec. 31, 2012
Long-term loan which bears interest at a fixed rate
Interest Rate Risks
Loans payable - long-term	$ 778,226
Loan from noncontrolling shareholder which bears interest at a fixed rate
Interest Rate Risks
Loans payable - long-term	$ 3,230,125

Significant Accounting Policies (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recently Adopted Accounting Standards
Carrying fair value of property, plant and equipment	$ 80,083,383	$ 75,627,881
Tangshan Yian
Recently Adopted Accounting Standards
Fair value of property, plant and equipment	2,900,000
Carrying fair value of property, plant and equipment	4,400,000	4,900,000
Total Losses	1,520,478
Plant and building | Tangshan Yian
Recently Adopted Accounting Standards
Total Losses	827,459
Machinery and equipment | Tangshan Yian
Recently Adopted Accounting Standards
Total Losses	693,019
Nonrecurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Land use right | Tangshan Yian
Recently Adopted Accounting Standards
Fair value of property, plant and equipment	1,226,376
Nonrecurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Plant and building | Tangshan Yian
Recently Adopted Accounting Standards
Fair value of property, plant and equipment	1,356,894
Nonrecurring basis | Significant Other Observable Inputs (Level 2) | Machinery and equipment | Tangshan Yian
Recently Adopted Accounting Standards
Fair value of property, plant and equipment	$ 340,048

Significant Accounting Policies (Details 6) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short term deferred government grant	$ 431,097	$ 719,081
Long term deferred government grant	4,068,602	3,388,913
Reclassification
Short term deferred government grant		(1,111,485)
Long term deferred government grant		$ 1,111,485

Accounts Receivable - net (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Trade receivables USD ($)	Dec. 31, 2011 Trade receivables USD ($)	Dec. 31, 2012 Aging within one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2011 Aging within one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2012 Aging greater than one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2011 Aging greater than one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2012 Other receivables USD ($)	Dec. 31, 2011 Other receivables USD ($)	Dec. 31, 2012 Accounts aged more than two years	Dec. 31, 2012 Accounts receivable aged between one year and two years	Dec. 31, 2011 Accounts receivable aged between one year and two years	Dec. 31, 2012 Accounts receivable aged less than one year	Dec. 31, 2011 Accounts receivable aged less than one year
Accounts Receivable - net
Accounts receivable, gross				$ 25,605,726	$ 20,779,992
Allowance for doubtful accounts				(2,935,659)	(3,927,914)
Total accounts receivable	23,440,135		17,834,407	22,670,067	16,852,078	22,065,143	16,025,464	604,924	826,614	770,068	982,329
Carrying value of accounts receivable pledged as collateral for a bank loan	$ 5,600,000	35,000,000
Percentage allowance for accounts receivable												100.00%	48.50%	55.00%	4.00%	6.00%

Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	$ 1,299,019	$ 3,230,727
Work in progress	971,404	446,468
Finished goods	8,259,053	4,436,233
Inventories	10,529,476	8,113,428
Idle capacity charged to cost of sales	3,140,091	1,205,179	297,623
Inventory provision included in cost of sales	$ 3,479,453	$ 4,034,169	$ 6,805,541

Long-term Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Inventories
Finished goods	$ 28,692	$ 5,248,237
Provision recognized as cost of sales	3,479,453	4,034,169	6,805,541
H5N1
Long-term Inventories
The amount of inventory with expired shelf lives	1,098,997
Provision recognized as cost of sales	$ 1,098,997

Property, Plant and Equipment (Details)	12 Months Ended											12 Months Ended							12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing CNY	Dec. 31, 2012 Sinovac Beijing China Construction Bank USD ($)	Dec. 31, 2012 Sinovac Beijing China Construction Bank CNY	Dec. 31, 2012 Sinovac Beijing Bank of Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing Bank of Beijing CNY	Dec. 31, 2012 Sinovac Dalian Bank of China USD ($)	Dec. 31, 2012 Sinovac Dalian Bank of China CNY	Dec. 31, 2012 Tangshan Yian USD ($)	Dec. 31, 2012 Tangshan Yian CNY	Dec. 31, 2011 Tangshan Yian USD ($)	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2011 Construction in progress USD ($)	Dec. 31, 2012 Plant and building USD ($)	Dec. 31, 2011 Plant and building USD ($)	Dec. 31, 2012 Plant and building Tangshan Yian USD ($)	Dec. 31, 2012 Land-use rights USD ($)	Dec. 31, 2011 Land-use rights USD ($)	Dec. 31, 2012 Machinery and equipment USD ($)	Dec. 31, 2011 Machinery and equipment USD ($)	Dec. 31, 2012 Machinery and equipment Tangshan Yian USD ($)	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2011 Motor vehicles USD ($)	Dec. 31, 2012 Equipment and furniture USD ($)	Dec. 31, 2011 Equipment and furniture USD ($)	Dec. 31, 2012 Leasehold improvement USD ($)	Dec. 31, 2011 Leasehold improvement USD ($)
Property, Plant and Equipment
Cost	$ 103,304,817	$ 91,646,697													$ 1,645,894	$ 22,341,627	$ 35,057,219	$ 23,902,926		$ 11,891,188	$ 11,639,714	$ 40,482,556	$ 26,178,326		$ 1,830,936	$ 1,842,370	$ 2,480,167	$ 2,083,117	$ 9,916,857	$ 3,658,617
less: Accumulated depreciation	21,045,902	16,018,816															4,603,308	3,373,144		979,406	679,504	11,921,501	8,739,877		1,422,533	1,105,785	1,252,944	901,314	866,210	1,219,192
less: Impairment	2,175,532																827,459					1,124,223							223,850
Impairment of plant and building, and machinery and equipment												1,520,478							827,459					693,019
Property, Plant and Equipment net	80,083,383	75,627,881										4,400,000		4,900,000
Land use right and building of subsidiary pledged as collateral						7,540,000	46,970,000	3,450,000	21,500,000	14,000,000	87,380,000
Depreciation expense	4,259,547	4,557,268	3,685,480
Acquisition of property, plant and equipment included in accounts payable and accrued liabilities	3,788,004	9,124,751	3,958,740
Loss on disposal of equipment	14,972	454,973	1,237,685
Impairment charge				651,125	4,107,815
Net loss before impairment charges												3,200,000	20,300,000
Fair value of property, plant and equipment												$ 2,900,000

Licenses (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Licenses USD ($)	Dec. 31, 2011 Licenses USD ($)	Dec. 31, 2010 Licenses USD ($)	Dec. 31, 2012 Licenses Inactivated hepatitis A USD ($)	Dec. 31, 2011 Licenses Inactivated hepatitis A USD ($)	Dec. 31, 2012 Licenses Combined inactivated hepatitis A&B USD ($)	Dec. 31, 2011 Licenses Combined inactivated hepatitis A&B USD ($)	Aug. 14, 2012 Licenses H5N1 licenses	Dec. 31, 2012 Licenses H5N1 licenses USD ($)	Dec. 31, 2011 Licenses H5N1 licenses USD ($)	Dec. 31, 2012 Licenses H5N1 licenses Change in estimate life of license USD ($)	Dec. 31, 2012 Licenses H5N1 licenses Change in estimate life of license CNY
Licenses
Cost			$ 5,354,573	$ 5,241,335		$ 3,391,061	$ 3,319,347	$ 487,626	$ 477,313		$ 1,475,886	$ 1,444,675
Accumulated amortization			4,204,659	3,905,081		3,391,061	3,319,347	389,281	332,916		424,317	252,818
Estimated useful life										20 years
Increase in net loss for change in accounting estimate													91,092	574,683
Increase in net loss per share for change in accounting estimate (in dollars per share)
Amortization expense			227,864	268,345	546,623
Estimated amortization expenses
2013	399,695
2014	399,695
2015	350,524
Net book value	$ 1,149,914	$ 1,336,254	$ 1,149,914	$ 1,336,254				$ 98,345	$ 144,397		$ 1,051,569	$ 1,191,857

Loans Payable (Details)	12 Months Ended							12 Months Ended						12 Months Ended					12 Months Ended							12 Months Ended						12 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 10, 2010 Sinovac Beijing CNY	Dec. 31, 2011 China Merchants Bank credit facility CNY	Dec. 31, 2011 China Merchants Bank term loan USD ($)	Dec. 31, 2011 China Merchants Bank term loan CNY	Dec. 31, 2011 China Merchants Bank term loan Prime Rate	Dec. 31, 2012 Industrial and Commercial Bank of China Limited USD ($)	Dec. 31, 2012 Industrial and Commercial Bank of China Limited CNY	Dec. 31, 2011 Industrial and Commercial Bank of China Limited USD ($)	Dec. 10, 2012 Industrial and Commercial Bank of China Limited	Dec. 31, 2011 Industrial and Commercial Bank of China Limited CNY	Dec. 31, 2012 Industrial and Commercial Bank of China Limited Prime Rate	Dec. 31, 2011 Industrial and Commercial Bank of China Limited Prime Rate	Dec. 31, 2012 Industrial and Commercial Bank of China Limited Sinovac Beijing Minimum USD ($)	Dec. 31, 2012 Industrial and Commercial Bank of China Limited Sinovac Beijing Minimum CNY	Dec. 31, 2012 China Construction Bank USD ($)	Dec. 31, 2012 China Construction Bank - Sinovac Beijing USD ($)	Dec. 31, 2012 China Construction Bank - Sinovac Beijing CNY	Dec. 31, 2012 China Construction Bank - Sinovac Beijing Prime Rate	Dec. 31, 2012 China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2012 China Construction Bank Loan for Changping facility CNY	Dec. 31, 2011 China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2011 China Construction Bank Loan for Changping facility CNY	Dec. 31, 2012 China Construction Bank Loan for Changping facility Prime Rate	Dec. 31, 2011 China Construction Bank Loan for Changping facility Prime Rate	Dec. 31, 2012 China Construction Bank Loan for Changping facility Sinovac Beijing USD ($)	Dec. 31, 2012 China Construction Bank Loan for Changping facility Sinovac Beijing CNY	Dec. 31, 2012 Bank of Beijing Line of Credit CNY	Dec. 31, 2011 Bank of Beijing Line of Credit CNY	Dec. 31, 2012 Bank of Beijing loan for Changping facility USD ($) item	Dec. 31, 2012 Bank of Beijing loan for Changping facility CNY item	Dec. 31, 2011 Bank of Beijing loan for Changping facility USD ($)	Dec. 31, 2011 Bank of Beijing loan for Changping facility CNY	Dec. 31, 2012 Bank of Beijing loan for Changping facility Prime Rate	Dec. 31, 2011 Bank of Beijing loan for Changping facility Prime Rate	Dec. 31, 2012 Bank of Beijing loan for Changping facility Sinovac Beijing USD ($)	Dec. 31, 2012 Bank of Beijing loan for Changping facility Sinovac Beijing CNY	Dec. 31, 2012 Bank of Beijing Letters of Credit Facility CNY	Feb. 25, 2013 Beijing Zhongguancun Development Group CNY	Dec. 31, 2012 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2012 Beijing Zhongguancun Development Group CNY	Feb. 25, 2013 Beijing Zhongguancun Development Group USD ($)
Loans Payable
Loans payable - current-term	$ 3,328,590	$ 4,713,498				$ 1,571,166	10,000,000		$ 3,210,221	20,000,000	$ 3,142,332		20,000,000						$ 118,369
Loans payable - long-term	31,181,235	17,321,327																	1,065,326			14,445,996	90,000,000	12,019,420	76,500,000							14,891,687	92,776,700	5,301,907	33,745,050							778,226
Term of debt instrument																			3 years	3 years
Amount drawn																				7,400,000
Interest rate amount over base rate (as a percent)								20.00%						10.00%	10.00%
Basis of interest rate								prime rate of a one-year term loan published by the People's Bank of China						Bank of China's prime rate of a one year term loan	Bank of China's prime rate of a one year term loan						prime lending rate					bank prime lending rate adjusted every 12 months	bank prime lending rate adjusted every 12 months									bank prime lending rate adjusted every 12 months	bank prime lending rate adjusted every 12 months
Term after which variable rate basis is to be adjusted																										12 months	12 months									12 months	12 months
Maximum borrowing capacity					30,000,000														8,030,000	50,000,000										200,000,000	200,000,000									80,000,000
Number of installments in which loan is repayable																																4	4
Financing fee rate (as a percent)									1.20%	1.20%	1.46%
Current interest rate (as a percent)									7.80%	7.80%		8.67%							6.15%	6.15%		6.90%	6.90%	6.90%	6.90%							6.40%	6.40%	6.90%	6.90%							0.36%	0.36%
Guarantee fee									64,204	400,000	63,000
Percentage of debt repayable in 2013																			10.00%	10.00%
Percentage of debt repayable in 2014																			10.00%	10.00%
Debt covenant, debt to total assets ratio not higher than																			85.00%	85.00%
Debt covenant, current ratio not lower than																			100.00%	100.00%
Debt covenant, contingent liability not higher than																			14,600,000	91,000,000
Debt covenant, gearing ratio not higher than																			0.1	0.1
Amount pledged as collateral																5,600,000	35,000,000											7,540,000	46,970,000									3,450,000	21,500,000
Face amount of debt instrument				90,000,000																																					12,000,000	963,067	6,000,000	1,900,000
Amount received	16,787,057	11,391,836	19,989,083																																						6,000,000	963,082	6,000,000
Ownership of profits from intellectual property, percentage to which lender is entitled																																										10.62%	10.62%
Effective interest rate used to calculate fair value differential (as a percent)																																										6.90%	6.90%
Fair value differential																																										216,058
Amount mature in 2014																																7,400,000
Amount mature in 2015																		15,500,000														7,400,000
Weighted average effective interest rate (as a percent)	7.00%	6.71%
Interest costs incurred, net of interest subsidies received	1,955,400	1,439,743	1,163,551
Interest costs capitalized in property, plant and equipment	1,346,392	251,891
Interest subsidies received	$ 1,458,280	$ 711,738

Income Taxes (Details)	12 Months Ended									0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 PRC	Dec. 31, 2012 PRC Minimum	Dec. 31, 2012 PRC Maximum	Dec. 31, 2012 Antigua AND Barbuda	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2011 Sinovac Beijing USD ($)	Jan. 18, 2012 Sinovac Beijing PRC USD ($)	Dec. 31, 2012 Sinovac Beijing PRC	Dec. 31, 2011 Sinovac Beijing PRC	Dec. 31, 2012 Sinovac Beijing PRC Approval, subject to reassessment, of preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong	Dec. 31, 2011 Sinovac Beijing PRC Approval, subject to reassessment, of preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong	Dec. 31, 2010 Sinovac Beijing PRC Approval, subject to reassessment, of preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong	Dec. 31, 2012 Sinovac Beijing PRC If reassessment does not approve preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong USD ($)	Dec. 31, 2012 Sinovac Beijing PRC Future Tax Rate	Dec. 31, 2012 Tangshan Yian PRC	Dec. 31, 2012 Sinovac R&D PRC	Dec. 31, 2012 Sinovac Dalian PRC	Dec. 31, 2012 PRC subsidiaries USD ($)	Dec. 31, 2012 PRC subsidiaries CNY
Income Taxes
Unified income tax rate (as a percent)				25.00%														25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)											15.00%	15.00%					15.00%
Period after which preferential income tax rates need to be reviewed											3 years
Withholding income tax
Withholding tax rate on dividends paid by mainland PRC resident company to beneficial owner that is a resident of Hong Kong and that directly owns less than 25 percent of the PRC company paying the dividend (as a percent)						10.00%
Withholding tax rate on dividends paid by mainland PRC resident company to beneficial owner that is a resident of Hong Kong and that directly owns at least 25 percent of the PRC company paying the dividend (as a percent)						5.00%							5.00%	5.00%	5.00%
Beneficial ownership percentage of foreign invested enterprises by Hong Kong resident company to qualify for lower 5% dividend tax rate					25.00%
Period for withholding tax rate on dividend distributed by foreign-invested enterprises to its direct holding company in Hong Kong (in years)													3 years
Decrease in withholding tax recovery on dividend distributed																$ 866,693
Increase in basic and diluted loss per common share (in dollars per share)																$ (0.02)
Withholding taxes paid on dividend declared to Sinovac Hong Kong										865,100
Deferred tax liability related to withholding tax
Income taxes attributed to the operations in China
Current	866,693	(2,221,408)	(1,004,607)
Deferred	17,204	(2,845,195)	1,708,489
Total income tax expense (recovery)	883,897	(5,066,603)	703,882
Reconciliation of income taxes
Income taxes on dividend and interest income received from subsidiary	866,693	(725,015)	420,237
Tax loss of subsidiaries at higher rate in China	3,094,946	2,055,694	1,897,897
Tax loss (Income) of the subsidiary (Sinovac Beijing) at lower rate in China	1,007,591	(1,651,243)	(901,804)
Changes in tax benefits not recognized	(5,314,224)	(4,327,094)	(2,172,278)
Non-deductible expenses	1,050,715	(206,641)	(13,800)
Future tax rate difference on current timing differences		(432,924)	1,487,233
Others	178,176	220,620	(13,603)
Total income tax expense (recovery)	883,897	(5,066,603)	703,882
Tax effects of temporary differences giving rise to deferred tax assets
Tax losses carried forward	10,315,232	2,055,694
Tax on accounts receivable provision	511,812	630,970
Excess of tax cost over net book value of certain assets	1,694,015	2,898,123
Less: valuation allowance	(12,075,470)	(5,165,673)
Total deferred tax assets	445,589	419,114
Total deferred tax assets-long term	445,589	419,114
Carry forward of tax losses
Deferred tax benefit on temporary difference due to excess of the tax base of the land use rights, and licenses over the carrying value	445,589	419,114
Tax losses carried forward																					$ 48,196,088	300,266,450
Period over which tax losses can be carried forward																					5 years	5 years

Non-controlling Interests (Details)	12 Months Ended	0 Months Ended
	Dec. 31, 2011	Oct. 02, 2011 Sinovac Beijing USD ($)	Oct. 02, 2011 Sinovac Beijing CNY	Sep. 30, 2011 Sinovac Beijing	Dec. 31, 2012 Sinovac Dalian	Dec. 31, 2011 Sinovac Dalian
Non-controlling Interests
Increase in ownership (as a percent)	1.53%	1.53%	1.53%
Increase in ownership by the entity in a subsidiary through contributing dividends declared to another subsidiary, but unpaid		$ 2,906,308	18,605,600
Adjustment charged to additional paid-in capital, resulted from the difference between adjusted carrying amount of non-controlling interest and consideration		$ 273,171	1,640,336
Non-controlling ownership interest (as a percent)		26.91%	26.91%	28.44%	45.00%	45.00%

Related Party Transactions and Balances (Details)	Dec. 31, 2012 USD ($)	Aug. 12, 2010 Sino Bioway item	Dec. 31, 2012 Sino Bioway USD ($)	Dec. 31, 2011 Sino Bioway USD ($)	Dec. 31, 2010 Sino Bioway USD ($)	Aug. 12, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory	Dec. 31, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory USD ($) item	Dec. 31, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory CNY	Aug. 12, 2010 Sino Bioway Before amendment, one operating lease agreement, production plant and laboratory USD ($)	Aug. 12, 2010 Sino Bioway Before amendment, one operating lease agreement, production plant and laboratory CNY	Aug. 12, 2010 Sino Bioway After amendment, one operating lease agreement, production plant and laboratory USD ($)	Aug. 12, 2010 Sino Bioway After amendment, one operating lease agreement, production plant and laboratory CNY	Jun. 30, 2007 Sino Bioway Operating lease agreement, expansion of production plant and laboratory USD ($)	Jun. 30, 2007 Sino Bioway Operating lease agreement, expansion of production plant and laboratory CNY	Sep. 30, 2010 Sino Bioway Operating lease agreement, R&D expansion USD ($)	Sep. 30, 2010 Sino Bioway Operating lease agreement, R&D expansion CNY	Dec. 31, 2012 Sino Bioway Operating lease agreement, R&D expansion USD ($)	Dec. 31, 2012 Sino Bioway Operating lease agreement, R&D expansion CNY	Dec. 31, 2011 Sino Bioway Operating lease agreement, R&D expansion USD ($)	Dec. 31, 2011 Sino Bioway Operating lease agreement, R&D expansion CNY	Dec. 31, 2012 Directors USD ($)	Dec. 31, 2011 Directors USD ($)	Dec. 31, 2010 Directors USD ($)	Dec. 31, 2012 Dalian Jin Gang Group USD ($)	Dec. 31, 2012 Dalian Jin Gang Group CNY	May 21, 2012 Dalian Jin Gang Group Sinovac Dalian CNY
Related Party Transactions and Balances
Loan from non-controlling shareholder	$ 3,230,125																							$ 3,230,125	20,000,000
Interest rate on loan from related party (as a percent)																								7.20%	7.20%
Loan receivable from related party																										15,000,000
Interest rate on loan to related party (as a percent)																										6.00%
Rent expenses incurred to related party			822,713	804,565	581,941
Operating lease, annual rent							224,504	1,398,680	72,647	452,600	217,942	1,357,800	327,967	2,043,270	138,232	861,202
Number of operating lease agreements entered with related party							2	2
Term of lease						20 years							20 years	20 years	5 years	5 years
Number of lease agreements amended		1
Prepaid lease payments included in current and long-term prepaid expenses																	417,484	2,600,970	543,965	3,462,172
Management consulting services and director fees																					252,075	274,812	176,032
Due to related parties included in accounts payable and accrued liabilities																					$ 31,250	$ 168,818	$ 56,250

Accounts Payable and Accrued Liabilities (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing CNY	Feb. 28, 2010 Sinovac Beijing USD ($)	Feb. 28, 2010 Sinovac Beijing CNY	Feb. 10, 2010 Sinovac Beijing CNY
Accounts Payable and Accrued Liabilities
Trade payables	$ 2,169,700	$ 2,945,096
Machinery and equipment payables	3,788,004	4,094,238
Payable on acquisition of Changing assets		5,030,513
Accrued expenses	7,514,221	4,119,443
Value added tax payable	167,230	911,286
Other tax payable	616,518	536,735
Withholding personal income tax	1,240,037	1,201,628
Bonus and benefit payables	6,776,383	5,759,425
Other payables	2,505,715	4,924,131
Total	24,777,808	29,522,495
Facility purchased
Purchase price of the facility acquired						19,840,000	123,600,000
Amount borrowed to finance the acquisition								90,000,000
Payments made for acquisition				19,840,000	123,600,000
Accretion expense included in interest and financing expenses	$ 234,957	$ 377,410	$ 117,064

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Lease Commitments
Rental expense	$ 822,713	$ 804,565	$ 581,941
Minimum future rental payments under operating leases
2013	823,000
2014	823,000
2015	823,000
2016	823,000
2017	823,000
Thereafter	5,159,795
Total minimum future payments	9,274,795
R&D expenditures
Commitments
Other commitments	991,951
Capital expenditures
Commitments
Other commitments	$ 443,267

Common Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock issued (in shares)			11,500,000
Issue price per share (in dollars per share)			$ 5.75
Common stock issued pursuant to full exercise of the underwriters' over-allotment option (in shares)			1,500,000
Net proceeds from issue of shares after deducting underwriters' commissions and offering expenses			$ 61,845,306
Underwriters' commissions and offering expenses incurred in connection with equity offering			4,279,694
Common stock issued on exercise of stock options (in shares)	317,600	468,000	220,700
Exercise price of options exercised (in dollars per share)	$ 1.6	$ 1.6
Proceeds from common stock issued on exercise of stock options	508,160	748,800	409,955
Cash proceeds received on exercise of stock options for which shares were not issued till date	$ 7,520	$ 3,360
Minimum
Exercise price of options exercised (in dollars per share)			$ 1.6
Maximum
Exercise price of options exercised (in dollars per share)			$ 2.69

Stock Options (Details) (Stock options, USD $)	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 01, 2012 2003 Plan	Dec. 31, 2011 2003 Plan	Dec. 31, 2012 2003 Plan	Dec. 31, 2012 2012 Plan	Aug. 22, 2012 2012 Plan	Nov. 01, 2003 Maximum 2003 Plan	Dec. 31, 2012 Maximum 2003 Plan
Stock Option Plan
Percentage of outstanding common stocks reserved for issuance								10.00%
Common stock available under the options plan (in shares)					42,800
Number of shares available for purchase to each holder of stock option					1
Term of options granted									10 years
Granted (in shares)	50,000	767,000	50,000	767,000		0
Exercise price for options granted (in dollars per share)			$ 2.05	$ 2.37
Percentage of award that vests on the Initial Vesting Date			10.00%
Percentage of award that vests quarterly over a 27 month period after the initial vesting date			10.00%
Period from the Initial Vesting Date for vesting of remaining options excluding options vesting on Initial Vesting Date			27 months
Number of shares authorized for issuance							4,000,000
Valuation assumptions for stock options
Expected volatility (as a percent)	82.89%	86.91%
Risk-free interest rate (as a percent)	0.39%	0.36%
Expected life	2 years 11 months 12 days	3 years 2 months 26 days
Dividend yield (as a percent)
Estimated forfeiture rate (as a percent)	10.00%	10.00%
Additional information related to stock option
Weighted average fair value of options granted (in dollars per share)	$ 1.08	$ 1.35

Stock Options (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Stock options by range of exercise prices
Options Outstanding - Number Outstanding (in shares)	1,448,200
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 8 months 19 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.02
Options Exercisable - Number Exercisable (in shares)	707,900
Options Exercisable - Weighted Average Remaining Contractual Life	1 year 4 months 13 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 1.68
$1.60
Stock options by range of exercise prices
Options Outstanding - Range of Exercise Prices (in dollars per share)	$ 1.6
Options Outstanding - Number Outstanding (in shares)	631,200
Options Outstanding - Weighted Average Remaining Contractual Life	1 year 18 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 1.6
Options Exercisable - Number Exercisable (in shares)	631,200
Options Exercisable - Weighted Average Remaining Contractual Life	1 year 18 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 1.6
$2.37
Stock options by range of exercise prices
Options Outstanding - Range of Exercise Prices (in dollars per share)	$ 2.37
Options Outstanding - Number Outstanding (in shares)	767,000
Options Outstanding - Weighted Average Remaining Contractual Life	3 years 11 months 26 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.37
Options Exercisable - Number Exercisable (in shares)	76,700
Options Exercisable - Weighted Average Remaining Contractual Life	3 years 11 months 26 days
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 2.37
$2.05
Stock options by range of exercise prices
Options Outstanding - Range of Exercise Prices (in dollars per share)	$ 2.05
Options Outstanding - Number Outstanding (in shares)	50,000
Options Outstanding - Weighted Average Remaining Contractual Life	4 years 3 months 29 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.05

Stock Options (Details 3) (USD $)	12 Months Ended									0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2003 Plan	Dec. 31, 2011 2003 Plan	Dec. 31, 2010 2003 Plan	Dec. 31, 2010 Maximum	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	May 01, 2012 Stock options 2003 Plan	Dec. 31, 2011 Stock options 2003 Plan	Dec. 31, 2012 Stock options 2003 Plan
Stock options activity
Outstanding at the beginning of the period (in shares)								1,728,500	1,497,400
Granted (in shares)								50,000	767,000	50,000	767,000
Expired (in shares)									(30,000)
Exercised (in shares)	(317,600)	(468,000)	(220,700)					(317,600)	(468,000)
Forfeited (in shares)								(12,700)	(37,900)
Outstanding at the end of the period (in shares)								1,448,200	1,728,500
Exercisable at the end of the period (in shares)								707,900
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)								$ 1.9	$ 1.63
Granted (in dollars per share)								$ 2.05	$ 2.37	$ 2.05	$ 2.37
Expired (in dollars per share)									$ 3.23
Exercised (in dollars per share)	$ 1.6	$ 1.6					$ 2.69	$ 1.6	$ 1.6
Forfeited (in dollars per share)								$ 1.6	$ 1.6
Outstanding at the end of the period (in dollars per share)								$ 2.02	$ 1.9
Exercisable at the end of the period (in dollars per share)								$ 1.6
Aggregate Intrinsic Value
Outstanding at the end of the period								$ 1,617,138
Exercisable at the end of the period								983,553
Unrecognized compensation cost related to non-vested stock options granted												791,633
Period of recognition of unrecognized compensation expense												27 months
Aggregate intrinsic value of stock options exercised under the Plan				126,549	995,444	604,222
Information pertaining to stock options
Stock-based compensation expense included in selling, general and administrative expenses	347,226	206,301	459,901
Estimated fair value of stock options vested	$ 631,395	$ 416,325

Distribution of Profit (Details)	12 Months Ended				0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Jan. 18, 2012 Sinovac Beijing USD ($)	Jan. 18, 2012 Sinovac Beijing CNY	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2011 Sinovac Beijing USD ($)	Dec. 31, 2011 Sinovac Beijing CNY	Dec. 31, 2010 Sinovac Beijing USD ($)	Dec. 31, 2010 Sinovac Beijing CNY	Dec. 31, 2012 Tangshan Yian USD ($)	Dec. 31, 2012 Sinovac R&D USD ($)	Dec. 31, 2012 Sinovac Dalian USD ($)
Distribution of Profit
Percentage appropriation to statutory surplus reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Percentage of after-tax profits appropriated to general reserve								10.00%	10.00%	10.00%	10.00%
Percentage of after-tax profits appropriated to enterprise expansion reserve										5.00%	5.00%
Appropriation of after-tax profits to general reserve								$ 335,161	2,133,203	$ 1,073,240	7,096,045
Appropriation of after-tax profits to enterprise expansion reserve										536,619	3,548,023
Appropriation of net income after taxes to staff welfare and bonus fund								167,580	1,066,601	536,619	3,548,023	0	0	0
Appropriation to statutory surplus reserve fund												0	0	0
Dividend declared to non-controlling shareholder					802,151	5,060,612		5,862,676	38,608,654	3,285,902	22,463,737
Dividends payable			795,106
Amount of paid-in-capital and statutory surplus reserves that are restricted from transfer or dividend distribution	$ 75,000,000	467,000,000	$ 86,200,000	548,900,000

Deferred Government Grants (Details)	12 Months Ended					0 Months Ended	12 Months Ended								12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Feb. 25, 2013 Beijing Zhongguancun Development Group CNY	Dec. 31, 2012 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2012 Beijing Zhongguancun Development Group CNY	Dec. 31, 2012 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2011 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2010 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2007 Grants for pandemic influenza vaccine CNY	Dec. 31, 2012 Grants for pandemic influenza vaccine CNY	Dec. 31, 2011 Grants for pandemic influenza vaccine CNY	Dec. 31, 2012 Grants for H1N1 USD ($)	Dec. 31, 2009 Grants for H1N1 CNY	Dec. 31, 2012 Grants for H1N1 CNY	Dec. 31, 2012 Grants for EV 71 vaccine research and development USD ($)	Dec. 31, 2012 Grants for EV 71 vaccine research and development CNY	Dec. 31, 2011 Grants for EV 71 vaccine research and development USD ($)	Dec. 31, 2012 Grant for development of 13-valent pneumococcal conjugate vaccine USD ($)	Dec. 31, 2012 Grant for development of 13-valent pneumococcal conjugate vaccine CNY
Classification of deferred government grants
Deferred government grants							$ 216,058		$ 2,037,701	$ 2,277,428			12,695,082	14,495,147	$ 912,238		5,683,333
Government grants received	936,486	5,908,100	893,149	5,781,800								20,000,000				6,200,000		571,915	3,608,100	433,380	364,570	2,300,000
Number of deferred government grants	2	2
Current Portion	431,097		719,081						288,930				1,800,065		142,167		885,714
Non- Current Portion	4,068,602		3,388,913						1,748,771				10,895,017		770,071		4,797,619
Portion of grant recorded as a reduction to depreciation expense									285,326	278,067	265,547				81,896
Portion of research and development expense recorded as a reduction in research and development expense	125,222	790,000	686,258		43,278
Interest subsidy received by the entity for Changping facility construction project, recorded as a reduction to interest capitalized	1,458,280	9,200,000	699,776
Loan received	$ 16,787,057		$ 11,391,836		$ 19,989,083	6,000,000	$ 963,082	6,000,000
Current interest rate (as a percent)							0.36%	0.36%
Effective interest rate used to calculate fair value differential (as a percent)							6.90%	6.90%

Deferred Revenue (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue
Amount received, included in current deferred revenue	$ 1,378,425	$ 429,416
Amount received from the Chinese government for stockpiling of the entity's products, included in long-term deferred revenue	10,693,247	10,369,695
Chinese government stockpiling purchases of H1N5 vaccines
Deferred Revenue
Amount received, included in current deferred revenue	99,517	97,412
Amount received from the Chinese government for stockpiling of the entity's products, included in long-term deferred revenue	10,693,247	10,369,695
Advances from customers
Deferred Revenue
Amount received, included in current deferred revenue	$ 1,278,908	$ 332,004

Loss per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss per Share
Net loss attributable to stockholders (in dollars)	$ 14,852,641	$ 844,696	$ 8,507,344
Basic weighted average number of common shares outstanding (in shares)	54,926,440	54,608,919	53,064,968
Diluted weighted average number of common shares outstanding (in shares)	54,926,440	54,608,919	53,064,968
Basic and Diluted loss per share (in dollars per share)	$ (0.27)	$ (0.02)	$ (0.16)

Segmented Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segmented Information
Number of operating segment	1
Segmented information
Assets	$ 208,763,267	$ 215,908,129
Revenues	49,216,311	56,841,892	33,401,426
Inactivated hepatitis vaccines
Segmented information
Revenues	39,951,471	26,939,386	16,200,844
Influenza vaccines
Segmented information
Revenues	9,191,432	29,902,506	17,200,582
Others
Segmented information
Revenues	73,408
Mainland China
Segmented information
Total long-lived assets	81,233,297	76,964,135
Assets	164,174,148	170,662,019
Revenues	48,198,668	56,407,130	32,981,974
Hong Kong
Segmented information
Assets	44,589,119	45,246,110
Foreign countries
Segmented information
Revenues	$ 1,017,643	$ 434,762	$ 419,452

Segmented Information (Details 2) (Chinese government)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
H1N1 vaccines
Company's revenues by product
Percentage of total product sales sold to major customer	0.00%	24.60%	21.50%
H5N1 vaccines
Company's revenues by product
Percentage of total product sales sold to major customer	0.00%	13.70%	7.20%

Collaboration Agreements (Details)	0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended	0 Months Ended			1 Months Ended	12 Months Ended
	Aug. 18, 2009 National Institutes of Health Patent License Agreement USD ($)	Dec. 31, 2012 National Institutes of Health Patent License Agreement USD ($)	Dec. 31, 2011 National Institutes of Health Patent License Agreement USD ($)	Dec. 31, 2010 National Institutes of Health Patent License Agreement USD ($)	Aug. 18, 2009 National Institutes of Health Patent License Agreement Minimum USD ($)	Dec. 14, 2011 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement USD ($) item	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement	Dec. 31, 2012 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement USD ($)	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement Minimum CNY	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement Maximum USD ($)	Mar. 12, 2009 Tianjing CanSino Biotechnology Inc. Technology Transfer Agreement Maximum CNY	Sep. 30, 2012 Medimmune Licenses H5N1 licenses USD ($)	Dec. 31, 2012 Medimmune Licenses H5N1 licenses Maximum USD ($)
Collaboration Agreements
Collaborative agreement, term (in years)							8 years
Milestone payments										$ 3,000,000			$ 6,500,000
Net sales threshold for royalty percentage paid											100,000,000
Portion of net sales for which royalty payments will be made in single digits									100,000,000
Amount of payment for transfer of additional serotypes and related technology						300,000
Number of additional serotypes transferred as per amended agreement						6
Milestone payments incurred								1,200,000
License issue royalty	80,000
Non-refundable annual royalty					7,500
License issue royalty recorded in research and development expenses		7,500	21,125	7,500
Upfront license fee paid												$ 2,900,000

Subsequent Events (Details)	12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended								0 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 China Merchants Bank credit facility CNY	Dec. 31, 2011 China Merchants Bank term loan Prime Rate	Feb. 25, 2013 Beijing Zhongguancun Development Group CNY	Dec. 31, 2012 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2012 Beijing Zhongguancun Development Group CNY	Dec. 17, 2012 Bank of China credit facility Sinovac Dalian USD ($)	Dec. 17, 2012 Bank of China credit facility Sinovac Dalian CNY	Dec. 31, 2012 Bank of China term loan Sinovac Dalian USD ($)	Dec. 31, 2012 Bank of China term loan Sinovac Dalian CNY	Apr. 08, 2013 Subsequent Events Sinovac Beijing USD ($)	Apr. 08, 2013 Subsequent Events Sinovac Beijing CNY	Apr. 08, 2013 Subsequent Events Sinovac Beijing Sino Bioway item	Jan. 01, 2013 Subsequent Events China Merchants Bank credit facility USD ($)	Jan. 01, 2013 Subsequent Events China Merchants Bank credit facility CNY	Jan. 31, 2013 Subsequent Events China Merchants Bank term loan USD ($)	Jan. 31, 2013 Subsequent Events China Merchants Bank term loan CNY	Jan. 31, 2013 Subsequent Events China Merchants Bank term loan Prime Rate	Feb. 25, 2013 Subsequent Events Beijing Zhongguancun Development Group Sinovac Beijing USD ($)	Feb. 25, 2013 Subsequent Events Beijing Zhongguancun Development Group Sinovac Beijing CNY	Mar. 13, 2013 Subsequent Events Bank of China term loan Sinovac Dalian USD ($)	Mar. 13, 2013 Subsequent Events Bank of China term loan Sinovac Dalian CNY
Subsequent Events
Credit limit				30,000,000					$ 3,200,000	20,000,000						$ 4,800,000	30,000,000
Amount drawn down	16,787,057	11,391,836	19,989,083			6,000,000	963,082	6,000,000										1,600,000	10,000,000		962,510	6,000,000	804,674	5,000,000
Term of debt instrument																		1 year	1 year
Interest rate (as a percent)							0.36%	0.36%										6.60%	6.60%
Interest rate (as a percent)																							7.40%	7.40%
Net book value of assets pledged as collateral											14,000,000	87,380,000											14,000,000	87,380,000
Basis of interest rate					prime rate of a one-year term loan published by the People's Bank of China															rate for one year term loan set by the People's Bank of China
Interest rate amount over base rate (as a percent)					20.00%															10.00%
Board approved transfer of noncontrolling equity interest to Xiamen Bioway Biotech Co., Ltd (as a percent)															26.91%
The approved amount of staff welfare and bonus fund to be utilized to pay out annual bonus to the employees													$ 963,066	6,000,000
Number of operating lease agreements revised to reflect termination date of April 7, 2033															4